THE MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICY

issued by

COVA VARIABLE LIFE ACCOUNT FIVE

AND

COVA FINANCIAL LIFE
INSURANCE COMPANY




This prospectus describes the Modified Single Premium Variable Life Insurance Policy (Policy) offered by Cova Financial Life Insurance Company (Cova).

The Policy has been designed to be used for estate and retirement planning and other insurance needs of individuals.

The Policy offers you nineteen (19) investment portfolios listed below. The investment portfolios are part of AIM Variable Insurance Funds, Cova Series Trust, Franklin Templeton Variable Insurance Products Trust and General American Capital Company. When you buy a Policy, you bear the complete investment risk.

Your Account Value and, under certain circumstances, the death benefit under the Policy, may increase or decrease or the duration of the death benefit may vary depending on the investment experience of the investment portfolio(s) you select.


AIM Variable Insurance Funds:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation
         AIM V.I. Value
         AIM V.I. International Equity


Cova Series Trust:

     Managed by J.P. Morgan Investment Management Inc.
         Select Equity
         Small Cap Stock
         Large Cap Stock
         International Equity
         Quality Bond

     Managed by Lord, Abbett & Co.
         Bond Debenture
         Mid-Cap Value
         Large Cap Research
         Developing Growth
         Lord Abbett Growth and Income


Franklin Templeton Variable Insurance
Products Trust*, Class 1 Shares:

     Managed by Franklin Advisers, Inc.
     Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)

     Franklin Large Cap Growth Securities Fund (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund)

     Templeton Global Income Securities Fund (the surviving fund of the merger with Templeton Bond Fund)

     Managed by Templeton Investment Counsel, Inc.
     Templeton International Securities Fund
        (formerly, Templeton International Fund)

     Managed by Templeton Global Advisors Limited
     Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)

*Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.

General American Capital Company:

     Managed by Conning Asset Management Company
         Money Market


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Modified Single Premium Variable Life Insurance Policy. The SEC maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding companies that file electronically with the SEC.

The Policies:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2000.

TABLE OF CONTENTS                                         Page

  SPECIAL TERMS                                              4

  SUMMARY                                                    5

  PART I                                                     8

  1. THE VARIABLE LIFE INSURANCE POLICY                      8

  2. PURCHASES                                               8
     Premiums                                                8
     Application for a Policy                                8
     Allocation of Premiums                                  8
     Grace Period                                            9
     Accumulation Unit Values                                9

  3. INVESTMENT OPTIONS                                      9
     AIM Variable Insurance Funds                           10
     Cova Series Trust                                      10
     Franklin Templeton Variable Insurance Products Trust   10
     General American Capital Company                       10
     Transfers                                              10
     Dollar Cost Averaging Program                          11
     Automatic Rebalancing Program                          11
     Approved Asset Allocation Programs                     11
     Substitution                                           11

  4. EXPENSES                                               11
     Insurance Charges                                      11
        Mortality and Expense Risk Charge                   11
        Administrative Charge                               12
        Tax Expense Charge                                  12
        Cost of Insurance Charge                            12
     Annual Policy Maintenance Fee                          12
     Annual Withdrawal Amount                               12
     Surrender Charge                                       12
     Nursing Home Waiver                                    13
     Deferred Premium Tax Charge                            13
     Transfer Fee                                           13
     Taxes                                                  13
     Investment Portfolio Expenses                          14

  5. DEATH BENEFIT                                          16
     Accelerated Death Benefit                              16
     Joint Lives                                            16

  6. TAXES                                                  16
     Life Insurance in General                              16
     Taking Money Out of Your Policy                        16
     Diversification                                        17

  7. ACCESS TO YOUR MONEY                                   17
     Loans                                                  17
        Loan Amount                                         17
        Loan Account                                        17
        Loan Interest                                       17
        Interest Credited                                   17
        Preferred Loan                                      17
        Effect of Loan                                      17
        Loan Repayments                                     18
     Total Surrender                                        18
     Partial Surrenders                                     18
     Termination of the Policy                              18
     Reinstatement                                          18

8. OTHER INFORMATION                                        18
     Cova                                                   18
     The Separate Account                                   19
     Distributor                                            19
     Suspension of Payments or Transfers                    19
     Ownership                                              19
        Owner                                               19
        Joint Owner                                         19
        Beneficiary                                         19
        Assignment                                          19

PART II                                                     20
     Cova                                                   20
     Executive Officers and Directors of Cova               20
     Voting                                                 22
        Disregard of Voting Instructions                    22
     The Separate Account                                   22
     Legal Opinions                                         23
     Reduction or Elimination of Surrender Charge           23
     Misstatement of Age or Sex                             23
     Cova's Right to Contest                                23
     Settlement Options                                     23
     Tax Status                                             23
        Introduction                                        23
        Diversification                                     24
        Tax Treatment of the Policy                         24
        Policy Proceeds                                     25
        Joint Lives                                         25
        Tax Treatment of Loans and Surrenders               25
        Tax Treatment of Settlement Options                 26
        Multiple Policies                                   26
        Tax Treatment of Assignments                        26
        Qualified Plans                                     26
     Income Tax Withholding                                 26
     Reports to Owners                                      26
     Legal Proceedings                                      26
     Experts                                                26
     Financial Statements                                   26

APPENDIX A
Illustration of Policy Values                              A-1

SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the Policy, however, certain technical words or terms are unavoidable and need an explanation. We have identified some of those words or terms. For several of these terms we have provided a definition. For the remainder, we believe that you will find an adequate discussion in the text. For those terms, we have identified them in the text in italic and the page number that is indicated below is where we believe you will find the best explanation for the word or term.

Account Value -- The total value of your Policy. It is equal to the sum of the Policy values allocated to the investment portfolios and the Policy values allocated to the loan account.

Accumulation Unit -- An accounting unit used to calculate Policy values when they are allocated to the investment portfolios.

Cash Value -- Your Policy's Account Value less any surrender charge and less any deferred premium tax charge and less any policy maintenance fee.

Cash Surrender Value -- Your Policy's Cash Value less any outstanding loans and accrued loan interest.

Coverage Amount -- It is the difference between the death benefit and the Account Value.

Face Amount -- The amount of coverage that you have chosen (unless later reduced by a partial surrender) and which will be used to determine the death benefit.

Maximum Premium Limit -- This is the maximum amount of premium that Cova will accept under a Policy. We can also refer to this as MPL. Cova's MPL has been designed not to exceed the maximum premium allowed under the Internal Revenue Code for a specified Face Amount of insurance for a given age.


Policy Date, Policy Anniversary, Policy Year -- The Policy Date is the day your premium was initially invested in the Money Market Fund which may be before we actually issue the Policy. It is the date from which Policy Anniversaries and Policy Years are determined.

                                                          Page

Annual Withdrawal Amount                                    12
Beneficiary                                                 19
Business Day                                                 9
Death Benefit                                               16
Insured                                                      5
Investment Portfolio                                         9
Issue Date                                                  11
Joint Owner                                                 19
Loan Account                                                17
Monthly Deduction                                           11
Owner                                                       19
Death Proceeds                                              16
Premium                                                      8
Processing Date                                             11
Right to Examine Period                                      9
Surrender Charge                                            12

SUMMARY

The prospectus is divided into three sections:

o    Summary,
o    Part I, and
o    Part II

The sections in this Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Even more detailed information is contained in Part II.



1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance policy offered by Cova is a contract between you, the owner, and Cova, an insurance company.

The Policy provides for the payment of death proceeds to your selected beneficiary upon the death of the insured. The death proceeds are free from federal income taxes. The Policy can be used:

o    as part of your estate planning, or

o    to save for retirement.

The insured is the person whose life is insured under the Policy. The insured can be the same as the owner but does not have to be.

You can choose among  nineteen (19)  investment  portfolios  which are listed in
Item 3. The investment portfolios are the investment options available under the Policy. You can allocate your unloaned Account Value to any or all of the investment portfolios. You can transfer between investment portfolios up to 12 times a year without charge and without being taxed. If you make more than 12 transfers in a year, we will charge you a transfer fee.

While the Policy is in force, the Account Value and, under certain circumstances, the death benefit, will vary, up or down, or the duration of the death benefit may vary with the investment performance of the investment portfolios you choose.

You are not taxed on the earnings until you surrender or borrow from your Policy.



2.   PURCHASES

You can purchase the Policy with a single premium. Under certain conditions, you can make additional premiums. Your registered representative can help you fill out the proper forms.

The minimum initial premium we will accept is generally $10,000. There is no minimum required for additional premiums. However, the total of all premiums paid will be limited to that which is required to qualify the Policy as life insurance under the Internal Revenue Code. We call this the Maximum Premium Limit.

We may also require additional information. In some circumstances, the insured may be required to provide us with medical records or a complete paramedical examination.



3.   INVESTMENT OPTIONS

You can put your money in any or all of these investment portfolios described in the prospectuses for the funds:

Managed by A I M Advisors, Inc.

  AIM V.I. Capital Appreciation
  AIM V.I. Value
  AIM V.I. International Equity

Managed by J.P. Morgan Investment
Management Inc.

  Select Equity
  Small Cap Stock
  Large Cap Stock
  International Equity
  Quality Bond

Managed by Lord, Abbett & Co.

  Bond Debenture
  Mid-Cap Value
  Large Cap Research
  Developing Growth
  Lord Abbett Growth and Income

Managed by Conning Asset Management Company

  Money Market

Managed by Franklin Advisers, Inc.

  Franklin Large Cap Growth Securities (the surviving fund of the merger with Franklin Large Cap Growth Investments)

  Franklin Small Cap (the  surviving  fund of the merger with Franklin Small Cap
     Investments)

  Templeton Global Income Securities (the surviving fund of the merger with Templeton Bond)

Managed by Templeton Investment Counsel, Inc.

  Templeton International Securities (formerly, Templeton International)

Managed by Templeton Global Advisors Limited

  Templeton Growth Securities (the surviving fund of the merger with Templeton Stock)

Depending  upon  market   conditions  and  the  performance  of  the  investment
portfolio(s) you select, you can make or lose money in any of these investment portfolios.

4.   EXPENSES

The Policy has both insurance features and investment features, and there are costs related to each that reduce the return on your investment. Your Policy could lapse if your Cash Surrender Value is insufficient to cover any charges due.

o Each year Cova deducts a $30 policy maintenance fee from your Policy. Cova will not deduct this charge if the Account Value of your Policy is at least $50,000 at the time the deduction is to be made. If you make a complete surrender of your Policy, we will deduct the policy maintenance fee, regardless of your Account Value at that time.

o Cova also deducts insurance charges on a monthly basis. For the first ten years, the total charges are equal, on an annual basis, to 1.70% of the value of your Policy, with 1/12 of that amount charged monthly. After the tenth year, the total for insurance charges is .90% annually, with 1/12 of that amount charged monthly. These totals exclude the charge assessed to cover the cost of insurance.

o Each month Cova will also deduct an additional insurance charge to cover the cost of insurance. This charge will depend upon the:

     o   sex of the insured,

     o   age of the insured,

     o   rating classification of the insured, and

     o   whether your initial premium was 100% of the Maximum Premium Limit.

o There are also daily investment charges which apply to the average daily value of the investment portfolio and vary depending upon the investment portfolio. These annual charges range from .205% to 1.30%.

o If you make more than 12 transfers in a year, Cova deducts a transfer fee of $25 or 2% of the amount transferred, whichever is less.

o If you take out more than the annual withdrawal amount, Cova may assess a surrender charge which ranges from 7.5% of the premium surrendered in the first year to 0% in the tenth year. Each year you may withdraw up to the sum of the excess of your Account Value over premiums paid which have not been previously surrendered; plus 10% of premiums without incurring this surrender charge. We call this amount the annual withdrawal amount. If you withdraw premiums before the tenth year, Cova will assess a deferred premium tax charge which declines from 2.25% of premium surrendered in the first year to 0% in the tenth year. After the tenth year there is no surrender charge or deferred premium tax when you withdraw your money.



5.   DEATH BENEFIT/DEATH PROCEEDS

The Policy provides for a Face Amount of insurance. The actual amount payable to your beneficiary is the death benefit less any loans plus accrued loan interest under the Policy. This amount is called the death proceeds. It may also be called the net death benefit.

The death benefit will be the greater of:

(1)  your Face Amount, or

(2)  your Account Value multiplied by a specified percentage.

These percentages vary by the age of the insured and are shown in your Policy. Therefore, increases in your Account Value may increase the death benefit. A decrease in Account Value may decrease the death benefit, but the death benefit will never be less than the Face Amount (so long as the Policy remains in force). Also, a partial surrender will reduce the Face Amount in the same proportion as the Account Value was reduced.

All or part of the death proceeds may be paid in a lump sum or applied under one of the Settlement Options contained in the Policy.

The Policy is offered on a single life or on a "joint life" basis. Under "joint life" coverage, death proceeds are paid after the second insured's death.

At the time of application for a Policy, you designate a beneficiary who is the person or persons who will receive the death proceeds. You can change your beneficiary unless you have designated an irrevocable beneficiary. The beneficiary does not have to be a natural person.



6.   TAXES

Your earnings are not taxed until you take them out. In most cases, your Policy will be a modified endowment contract unless it was exchanged for a contract issued before June 21, 1988. Money taken out of a modified endowment contract is considered to come from earnings first and is taxed as income. Also, if you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings withdrawn.

Death proceeds are paid to your beneficiary income tax free.



7.   ACCESS TO YOUR MONEY

Under the Policy you have access to a portion of your Account Value equal to earnings without charge. You may also withdraw up to 10% of premium each year, without incurring the surrender charge. Premiums withdrawn in excess of this 10% will incur a surrender charge during the first 10 years. However, a deferred premium tax charge will be assessed on all premiums surrendered during the first ten years.

The minimum partial surrender that you can make is $500. You can also borrow some of your Cash Value. The minimum loan amount is $500.

8.   OTHER INFORMATION

Right to Examine
If you cancel your Policy within ten days after you receive it (or whatever period is required in your state), we will return to you the greater of

(1)  the premium(s) you paid, or

(2) your Account Value on the day we, or the agent through whom it was purchased, received the returned Policy.

Until the end of the time you are allowed to examine your Policy (10 days or the required period in your state) plus five days, your premium will remain in the Money Market Fund. After that, we will invest your Account Value as you requested. In the state of California, if you are 60 years or older on the Policy Date, you can cancel your Policy within 30 days after you receive it in which case we will refund your Account Value as of the day we receive your returned Policy.


Who Should Purchase the Policy?
The Policy is designed for an individual who wants to:

o    create or conserve his/her estate;

o    supplement retirement income; and

o    retain access to cash through loans and surrenders.

If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the Policy is appropriate. Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of an insured.

Cova will not issue a Policy on insureds older than 90.

Additional Features
o You can arrange to have a regular amount of money automatically invested in selected investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. The amount you selected will be placed in the Money Market Fund and will be transferred to the selected investment portfolios monthly. We call this feature Dollar Cost Averaging. There is no additional charge for this feature.

o You can arrange to automatically readjust your unloaned Account Value between investment portfolios periodically to keep the allocation you select. We call this feature Automatic Rebalancing. There is no additional charge for this feature.

o In the event the insured is terminally ill, you can request to receive up to 50% of the death benefit up to a maximum of $500,000. If you have selected the Joint Life option, the provision will only be available on the second life after the death of the first. We call this feature the Accelerated Death Benefit. There is no additional charge for this feature.

o If you or the joint owner are confined in a qualifying facility for 90 consecutive days or more and if the confinement begins after the first Policy Year, you can make a full or partial surrender and we will waive the surrender charge. We call this feature the Nursing Home Waiver. There is no additional charge for this feature.

o You can elect to have the death benefit payable upon the death of a second person. This benefit is written on spouses only. We call this option the Joint Life Option.

These features may not be available in your state. They may not be suitable for your particular situation.



9.   INQUIRIES

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

If you need Policy owner service (such as changes in Policy information, inquiry into Policy values, or to make a loan), please contact us at:

Cova Financial Life Insurance Company
P.O. Box 10366
Des Moines, IA 50306
515-243-5834
800-343-8496

PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

This variable life insurance policy is a contract between you, the owner, and Cova, an insurance company. This kind of policy is most commonly used for retirement and/or estate planning.

During the insured's lifetime, you can select among the investment portfolios offered in the Policy. (There are currently nineteen (19) investment portfolios offered. They are listed in Item 3.) You can transfer between them up to 12 times a year without charge. The Account Value and, under some circumstances, the death benefit will go up or down or the duration of the death benefit may vary depending upon the investment experience of the investment portfolio(s) you select. This gives you the opportunity to capture the upside potential of the market. It also means you could lose money.

While your money remains in the Policy, you pay no current income taxes on earnings or gains. This is called tax-deferred accumulation. It helps your money grow faster. Subject to some limitations, you may take money out at any time through loans or partial surrenders. Any money you take out, however, is taxed as earnings until all earnings have been removed from the Policy. If you are younger than age 59 1/2 when you take money out, you may also incur an additional 10% federal tax penalty. If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply. (See
Section 6. Taxes. Part II also contains more detailed information regarding taxes.)

Because this is a life insurance policy, it provides a death benefit, which is an amount greater than your Account Value. When the insured dies, the death benefit (minus any loans and any accrued loan interest) is paid to your beneficiary free from federal income tax. The tax-free death benefit combined with the ability to use your money while you're alive, makes this an excellent way to accumulate money you do not think you will use in your lifetime and a tax-efficient way to provide for those you leave behind.



2.   PURCHASES

Premiums
Premiums are the monies you give us to purchase the Policy. The minimum initial premium we will accept is generally $10,000. When you apply for the Policy, you request a specific amount of insurance. We call this amount the Face Amount of the Policy. Your initial premium must be 80%, 90% or 100% of the Maximum Premium Limit (MPL). The Internal Revenue Code (Code) has established certain criteria which must be met in order for a life insurance policy to qualify as life insurance under the Code. The MPL satisfies one of the criteria. Cova's MPL has been designed not to exceed the Maximum Premium Limit allowed under the Code for a specified Face Amount of insurance for a given age.

You can invest additional premiums up to the MPL. However, if the additional premium increases the amount of insurance, we will require evidence of the insurability of the insured. If all of your premiums total $1,000,000 or more, you will need Cova's prior approval before you add premiums. If the additional premium would cause the Policy to fail to meet the criteria established by the Code to qualify as life insurance, Cova will send the premium back within 60 days of the anniversary of the Policy Date (Policy Anniversary). The amount and frequency of additional premiums will affect the Account Value of your Policy and may affect the amount or duration of your insurance.


Application for a Policy
To purchase a Policy, you may be required to submit an application to Cova which requests some information regarding the proposed insured. In some cases, we will ask for additional information. We may request that the insured provide us with medical records or possibly require other medical tests.

Cova will not issue a Policy if the insured is over age 90.

Cova will review all the information it has about the insured and determine whether or not the insured meets Cova's standards for issuing the Policy. This process is called underwriting. If the insured meets all of Cova's underwriting requirements, we will issue a Policy. There are several underwriting classes under which the Policy may be issued.

During the underwriting period, which could be up to 60 days or longer from the time the application is signed, we offer fixed insurance called conditional insurance. The initial premium must be submitted with the application before the conditional insurance is provided.

o The conditional insurance is effective up to 60 days from when the application is signed.

o For applicants 65 or younger, conditional insurance will be for the lesser of $500,000 plus the initial premium paid or the amount of insurance applied for.

o If the applicant is 66 or older, the conditional insurance will be the lesser of $200,000 plus the initial premium paid or the amount of insurance applied for.

o The conditional insurance is subject to a number of restrictions and is only applicable if the proposed insured was an acceptable risk for the insurance applied for.


Allocation of Premiums
When you purchase a Policy, we will initially invest your money in the Money Market Fund. After 15 days from the issue date (or the period required in your state plus five days), we will allocate your Account Value to the investment portfolios as you requested in the application. All allocation directions must be in whole percentages. If you make additional premiums, we will allocate them in the same way as your first premium unless you tell us otherwise.

If you change your mind about owning a Policy, you can cancel it within 10 days after receiving it (or the period required in your state (right to examine period)). When you cancel the Policy within this time period, Cova will not assess a surrender charge or a deferred premium tax charge. Cova will give you back the greater of your premium payment or your Account Value. In the state of California, if you are 60 years or older on the Policy Date, you can cancel your Policy within 30 days after you receive it in which case we will refund your Account Value as of the day we receive your returned Policy.

If your application for the Policy is in good order, Cova will invest your first premium in the Money Market Fund two days after it is received, even if our underwriting is not yet complete and the Policy is not yet issued. The day we invest your premium in the Money Market Fund is called the Policy Date. The money will stay in the Money Market Fund for 15 days after the issue date. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected in the application.

If, as a result of underwriting review, Cova does not issue you a Policy, we will return your premium to you (plus interest required by your state).

If we do issue a Policy, on the issue date, we will deduct the monthly deductions for the period from the Policy Date through the next processing date.


Grace Period
Your Policy will stay in effect as long as your Cash Surrender Value is sufficient to cover the monthly deductions and the policy maintenance fee. If the Cash Surrender Value of your Policy is not enough to cover these deductions to be made from the Policy, Cova will mail you a notice. You will have 61 days from the time the notice is mailed to you to send Cova the required premium payment. This is called the grace period. If the premium is not paid by the end of the grace period, the Policy will terminate without value.


Accumulation Unit Values
The value of your Policy that is invested in the investment portfolios will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your Policy, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.)

Every business day we determine the value of an Accumulation Unit for each of the investment portfolios. The value of an Accumulation Unit for any given business day is determined by multiplying a factor we call the net investment factor times the value of an Accumulation Unit for the previous business day. We do this for each investment portfolio. The net investment factor is a number that reflects the change (up or down) in an underlying investment portfolio share.

Our business days are each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

The value of an Accumulation Unit may go up or down from day to day.

When you make a premium payment, we credit your Policy with Accumulation Units. Cova determines the number of Accumulation Units to credit to your policy by dividing the amount of premiums allocated to an investment portfolio by the value of the Accumulation Unit for that investment portfolio.

We calculate the value of an Accumulation Unit for each investment portfolio after the New York Stock Exchange closes each day and then apply it to your Policy.

When Cova assesses the monthly deductions and the annual policy maintenance fee, we do so by deducting Accumulation Units from your Policy. When you have selected more than one investment portfolio, we make the deductions pro rata from all of the investment portfolios.



3.   INVESTMENT OPTIONS

The Policy offers nineteen (19) investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will be distributed to you with this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your Policy.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.


AIM Variable Insurance Funds

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the Policy:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. Value Fund
  AIM V.I. International Equity Fund


Cova Series Trust
Cova Series Trust is managed by Cova Investment Advisory Corporation, which is an indirect subsidiary of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Investment Advisory Corporation has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the Policy:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

  Select Equity Portfolio
  Small Cap Stock Portfolio
  Large Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

  Bond Debenture Portfolio
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio


Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Franklin Templeton Variable Insurance Products Trust issues two classes of shares: Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Large Cap Growth Securities Fund, the Franklin Small Cap Fund and the Templeton Global Income Securities Fund. Templeton Investment Counsel, Inc. is the investment manager of the Templeton International Securities Fund. Templeton Global Advisors Limited is the investment manager for the Templeton Growth Securities Fund. The following portfolios are available under the contract:

  Franklin Large Cap Growth Securities Fund (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund)

  Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)

  Templeton Global Income Securities Fund (the surviving fund of the merger with Templeton Bond Fund)

  Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)

  Templeton International Securities Fund (formerly, Templeton
     International Fund)


General American Capital Company
General American Capital Company is a mutual fund with multiple portfolios. Only the following portfolio is available under the Policy and is managed by Conning Asset Management Company:

  Money Market Fund


Transfers
You can transfer money among the nineteen (19) investment portfolios.

You can make 12 transfers every Policy Year without charge while the insured is alive. If you make more than 12 transfers in a year, there is a transfer fee deducted. (We measure years from your Policy Date.) The following apply to any transfer:

1. the minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

2. your request for transfer must clearly state the amount to be transferred and which investment portfolios are involved in the transfer.

3. if a transfer fee applies, the charge will be deducted from the amount transferred.

We have reserved the right to modify your transfer rights if we decide that the exercise of this right by you, your authorized agent, or any owner is or would be disadvantageous to other owners. We have also reserved the right to restrict transfers to a maximum of 12 per year and to restrict transfers from being made on consecutive business days.

Telephone Transfers. You can make transfers by telephone. Prior to making a transfer by telephone, you will need to complete a written pre-authorization form. If you own the Policy with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova records all telephone instructions.


Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

You must have at least $6,000 in the Money Market Fund (or the amount required to complete your program, if more) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for this feature.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.


Automatic Rebalancing Program
Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically readjust your non-loaned Account Value between investment portfolios to keep the blend you selected. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the Policy Date.

There is no additional charge for this feature. The transfer date will be the 1st business day after the end of the period you selected. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

You cannot participate in both the Dollar Cost Averaging and Automatic Rebalancing Programs at the same time.


Approved Asset Allocation Programs
Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the Policy. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules.

Even though Cova permits the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and should Cova become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Substitution
Cova may elect to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this. Cova may also limit further investment in an investment portfolio if it deems the investment inappropriate.



4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. These charges and expenses are:


Insurance Charges
Each month, Cova will make certain deductions from your Policy on the processing date. The processing date is the day each month that we deduct certain charges from your Policy. The first processing date is the issue date. The issue date is the date on which we issue you a Policy. After that, it is the same day each month as the Policy Date.

The insurance charges are:

(1)  mortality and expense risk charge;

(2)  administrative charge;

(3)  tax expense charge; and

(4)  cost of insurance charge.

Collectively, we refer to these charges as the monthly deduction. When you have selected more than one investment portfolio, we make the deduction pro rata from all of the investment portfolios you have selected.

Mortality and Expense Risk Charge. For the first ten years, this charge is equal, on an annual basis, to .90%, 1/12 of which is charged each month, of the Account Value of your Policy invested in the investment portfolios. For the eleventh year and after, the charge is .50%, 1/12 of which is charged each month. This charge cannot be increased.

Administrative Charge. This charge is equal, on an annual basis, to .40%, 1/12 of which is charged each month, of the Account Value of your Policy. This charge cannot be increased.

Tax Expense Charge. This deduction is the sum of the premium tax charge and the federal tax charge. It is deducted monthly for the first ten years. It is equal, on an annual basis, to .40% (.15% for federal tax charge and .25% for premium tax charge), 1/12 of which is charged each month, of the Account Value of your Policy.

This charge compensates Cova for its expenses incurred for federal taxes incurred as a result of issuing the Policy. It also compensates Cova for the state and local premium taxes it incurred as a result of issuing the Policy. Premium taxes range from 0% to 4%. You will be assessed the premium tax charge regardless of what the total actual premium tax is in your state or local jurisdiction.

If you surrender all or part of your Policy during the first 10 years, Cova will charge a deferred premium tax charge. See below.

Cost of Insurance Charge. This charge compensates Cova for insurance coverage provided during the month.

The guaranteed cost of insurance charge is determined by multiplying the Coverage Amount by the cost of insurance rate. The Coverage Amount is the difference between the death benefit and the Account Value. The cost of insurance rate is based upon the:

o    sex of the insured,

o    age of the insured,

o    rate classification of the insured, and

o    whether you paid 100%, or 90%, or 80% of the MPL.

The rate classification of the insured is determined through our underwriting process.

The Policy provides that for standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday (1980 CSO Table).

For substandard risks, the guaranteed cost of insurance rate will be higher and will be based upon a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Tables setting forth the guaranteed cost of insurance rates are included in each Policy.

Cova can use rates that are less than the guaranteed cost of insurance rates shown in the Policy. Cova refers to these as the current cost of insurance rates.

If 100% of the MPL is paid, Cova's current cost of insurance rate is a percentage of the Account Value. The basis and amount of this charge may change in the future, but can never be more than the guaranteed cost of insurance rates contained in the Policy. For a better understanding of how the cost of insurance rate and the other charges affect Policy values, you can request personalized illustrations from your registered representative.


Annual Policy Maintenance Fee
Every year on the Policy Anniversary, currently Cova deducts $30 as a policy maintenance fee. This charge cannot be increased once the Policy is issued. Cova will not deduct this charge, if when the deduction is to be made, your Account Value is $50,000 or more. Cova may some time in the future discontinue this practice for new policies issued and deduct the charge. If you make a complete surrender of your Policy on other than a Policy Anniversary, the policy maintenance fee will be deducted, regardless of your Account Value at that time. When you have selected more than one investment portfolio, we make the deduction pro rata from all of the investment portfolios you have selected.


Annual Withdrawal Amount
While the Policy is in force, prior to the death of the insured and after the expiration of the right to examine period, you can make a total or partial surrender of the Account Value of your Policy up to the Cash Surrender Value. A surrender may be subject to:

o    a surrender charge, and

o    a deferred premium tax charge.

When you request a surrender, we will determine what portion, if any, is part of your annual withdrawal amount. The annual withdrawal amount is equal to:

1. the excess of the Account Value over premiums paid which have not been previously surrendered. Neither the surrender charge nor deferred premium tax charge is assessed on this amount; and

2. 10% of your premium payments each year (you may not carry this amount over to the next year). This portion of the annual withdrawal amount is subject to the deferred premium tax charge.


Surrender Charge
During the first 10 years, the surrender charge is assessed against any premium surrendered, which is not part of the annual withdrawal amount. The surrender charge, which is a percent of premiums surrendered, is shown in the table below:

 Policy       Surrender          Policy        Surrender
 Year         Charge             Year          Charge
---------    --------------      ---------     ---------------
    1          7.5%                 6             4.0%
    2          7.5%                 7             3.0%
    3          7.5%                 8             2.0%
    4          6.0%                 9             1.0%
    5          5.0%               10+               0%


Nursing Home Waiver
If you or the joint owner, if any, are confined in a qualifying facility for 90 consecutive days or more and if the confinement begins during the first ten years, under the Nursing Home Waiver rider, you can make a full or partial surrender and we will waive the surrender charge. The Nursing Home Waiver goes into effect after the first Policy Anniversary. There is no additional charge for this feature.


Deferred Premium Tax Charge
When you purchase a Policy there are various premium taxes assessed by state and local governmental entities that we must pay on the Policy. You are charged a portion of that each month for the first ten years as part of the tax expense charge. (See the discussion of the Tax Expense Charge in Section 4 above.) The deferred premium tax charge enables Cova to collect that portion of the premium tax charge it has not collected when you surrender all or part of your Policy. The deferred premium tax charge is assessed only on premiums surrendered from the Policy during the first ten years.

The deferred premium tax charge, which is a percent of premiums surrendered, is shown in the table below:

              Deferred                         Deferred
Policy        Premium            Policy        Premium
 Year         Tax Charge         Year          Tax Charge
---------    --------------      ---------     ---------------

    1          2.25%                6           1.00%
    2          2.00%                7            .75%
    3          1.75%                8            .50%
    4          1.50%                9            .25%
    5          1.25%               10+             0%


Transfer Fee
You can make 12 free transfers every year. We measure a year from the Policy Date. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less. If we do assess a transfer fee, it will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Taxes
Cova may assess a charge against a Policy for any taxes attributable to the Separate Account. Cova does not expect to incur such taxes.

Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of the various investment portfolios, which are summarized below. See the fund prospectuses for a complete description.

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)




                                                                                  Other Expenses
                                                                                  (after expense
                                                                Management       reimbursement for          Total Annual
                                                                   Fees         certain Portfolios)      Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               .62%                .11%                     .73%
       AIM V.I. International Equity                               .75%                .22%                     .97%
       AIM V.I. Value                                              .61%                .15%                     .76%
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust (1)
Managed by J.P. Morgan Investment Management Inc.
       Select Equity                                               .67%                .10%                     .77%
       Small Cap Stock                                             .85%                .19%                    1.04%
       Large Cap Stock                                             .65%                .10%                     .75%
       International Equity                                        .79%                .31%                    1.10%
       Quality Bond                                                .54%                .10%                     .64%
------------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture                                              .75%                .10%                     .85%
       Mid-Cap Value                                               1.00%               .30%                    1.30%
       Large Cap Research                                          1.00%               .30%                    1.30%
       Developing Growth                                           .90%                .30%                    1.20%
       Lord Abbett Growth and Income (2)                           .65%                .05%                     .70%
------------------------------------------------------------------------------------------------------------------------------------







Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                  Other Expenses
                                                                                  (after expense
                                                                Management       reimbursement for          Total Annual
                                                                   Fees        certain Portfolios)       Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Franklin  Templeton Variable Insurance Products Trust, Class 1 Shares Managed by
Templeton Investment Counsel, Inc.
       Templeton International Securities (3)                      .69%                .19%                     .88%
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Global Advisors Limited
       Templeton Growth Securities (4)                             .83%                .05%                     .88%
------------------------------------------------------------------------------------------------------------------------------------

Managed by Franklin Advisers, Inc.
       Franklin Large Cap Growth Securities (5)                    .75%                .02%                     .77%
       Franklin Small Cap (6)                                      .55%                .27%                     .82%
       Templeton Global Income Securities (7)                      .60%                .05%                     .65%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                .125%               .08%                     .205%
------------------------------------------------------------------------------------------------------------------------------------


(1) Cova reimburses the investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios. Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. The amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap Stock Portfolio; 1.15% for the International Equity Portfolio;
 .71% for the Quality Bond Portfolio; .76% for the Large Cap Stock Portfolio; .86% for the Bond Debenture Portfolio; 1.41% for the Mid-Cap Value Portfolio;
1.38% for the Large Cap Research Portfolio; and 1.34% for the Developing Growth Portfolio.

(2) The Portfolio commenced investment operations on January 8, 1999.

(3) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.

(4) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Other Expenses 0.05%, and Total Fund Operating Expenses 0.85%. The fund administration fee is paid indirectly through the management fee.

(5) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.75%, Other Expenses 0.02%, and Total Fund Operating Expenses 0.77%. Before December 15, 1999, the Fund was known as the Franklin Capital Growth Fund. The fund administration fee is paid indirectly through the management fee.

(6) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Other Expenses 0.27%, and Total Fund Operating Expenses 0.82%.

(7) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.04%, and Total Fund Operating Expenses 0.64%. The fund administration fee is paid indirectly through the management fee.

5.   DEATH BENEFIT

The primary purpose of the Policy is to provide death benefit protection on the life of the insured. While the Policy is in force, if the insured dies, the beneficiary(ies) will receive the death proceeds. The death proceeds equal the death benefit under the Policy less any loans and accrued loan interest.

The death benefit is the greater of:

(1)  the Face Amount of the Policy; and

(2) the minimum death benefit. (The minimum death benefit is the Account Value multiplied by a percentage.)

Cova has included the minimum death benefit in order to assure that the Policy will continue to qualify as life insurance under the Internal Revenue Code.

You can choose to have the death proceeds paid:

o    in a lump sum, or

o    under a Settlement Option.

If you have not made a choice before the insured dies, the beneficiary will choose the method of payment. If a method of payment has not been chosen within 90 days after receiving proof of death, Cova may pay the death proceeds in a lump sum.

The death benefit payable during the grace period is the death benefit in effect immediately prior to the start of the grace period less any loans, accrued loan interest and any overdue deductions. See discussion of grace period above.


Accelerated Death Benefit
If the insured is terminally ill, under the Accelerated Death Benefit rider, Cova will pre-pay a portion of the death benefit. You may elect to have an Accelerated Death Benefit of up to 50% of the death benefit but no greater than $500,000.

You can only elect to receive an Accelerated Death Benefit once. The Accelerated Death Benefit must first be used to repay any outstanding loans and accrued loan interest. After repayment of the outstanding loans and accrued loan interest, any remaining amount will be paid as a lump sum or under a payment plan.

The subsequent amount available for loans or surrenders or as a death benefit will be reduced by the amount of the Accelerated Death Benefit, plus interest accrued at the Policy loan interest rate.

This benefit may not be available in your state or may have different provisions in your state.


Joint Lives
Cova offers a rider to the Policy that provides that the death benefit will be paid only upon the death of a second person. This option is only available to spouses.

The cost of insurance charge reflects the anticipated life expectancy of both insureds. It also reflects the fact that the death benefit is payable at the death of the last surviving insured.

If you wish to reinstate a lapsed Policy with a Joint Life rider attached, both insureds must be alive and provide satisfactory evidence of insurability.

The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to both insureds.

If a Joint Life rider is issued in conjunction with the Policy, the Accelerated Death Benefit will only be payable on the terminal illness of the last surviving insured.

This benefit may not be available in your state.



6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any person. You should consult your own tax adviser about your own circumstances. Cova has included in Part II an additional discussion regarding taxes.


Life Insurance in General
Life insurance, such as the Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. The beneficiaries are not taxed when they receive the death proceeds upon the death of the insured.

You, as the owner, will not be taxed on increases in the value of your Policy until a distribution occurs -- either as a surrender or as a loan. When you receive a distribution, you are taxed on the amount of the withdrawal that is earnings.


Taking Money Out of Your Policy
For tax purposes, your Policy will be treated as a modified endowment contract, unless, under certain circumstances, it was exchanged for a policy issued before June 21, 1988. Consequently, if you make a withdrawal or a loan from your Policy, the Code treats it as first coming from earnings and then from your premiums. These earnings are included in taxable income.

The Code also provides that any amount received from an insurance policy which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

(3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply.

See "Tax Status" in Part II for more details.


Diversification
The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the investments. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

The Cash Surrender Value in your Policy is available:

(1)  by making a surrender (either a partial or a complete surrender), or

(2)  by taking a loan from your Policy.


Loans
You may borrow money from Cova while the Policy is still in force. The Policy will be the only security Cova will require for a Policy loan. You cannot borrow against your Policy:

o    until the end of the right to examine period, and

o    if the Policy is in a grace period.

Loans are considered distributions from the Policy for tax purposes. The portion of the loan that has come from earnings will be taxable to you and may be subject to a 10% penalty tax.

See "Tax Status" in Part II for more details.

Loan Amount. The maximum loan amount is equal to 90% of the Account Value

o    less loan interest due on the next Policy Anniversary,

o    less the surrender charge,

o    less the policy maintenance fee, if any, and

o    less the deferred premium tax charge, if any.

The minimum loan amount is $500. If total loans equal or exceed the Cash Value, the Policy will terminate at the end of the grace period if Cova does not receive an appropriate loan repayment.

Loan Account. When you make a loan, a portion of your Account Value equal to the loan will be transferred on a pro rata basis from the investment portfolios to the loan account. The loan account is a portion of Cova's general account that contains Account Values attributable to Policy loans.

Loan Interest. Loan interest due on the Policy loan will accrue daily at a current rate of 6.0% per annum. The loan interest is due each Policy Anniversary and if not paid will become part of the loan. When that happens, Cova will transfer a portion of the Account Value equal to the loan interest due, on a pro rata basis, from the investment portfolios to the loan account.

Interest Credited. Amounts held in the loan account will be credited daily with interest, at a current rate of 4.0% annually.

Preferred Loan. The part of your loan equal to earnings is the preferred loan. A preferred loan will be credited interest daily at a current rate of 6.0% annually.

Effect of Loan. When you make a loan against your Policy, Cova will redeem Accumulation Units from the investment portfolios equal to the loan request and transfer that amount to the loan account.

A Policy loan, whether or not repaid, will have a permanent effect on the Policy. This is because the loan account does not share in the investment results of the investment portfolio(s). If it is not repaid, the Policy loan and accrued loan interest will reduce the amount of Cash Value. It will also reduce the amount payable at death because outstanding loans and accrued loan interest are deducted from the death benefit.

Loan Repayments. You can repay all or part of a loan at any time while your Policy is in force and the insured is alive. There is no minimum loan repayment amount. If you want to repay a loan in full, the loan repayment must equal the loan plus all the accrued loan interest.

When you repay a loan, Cova will transfer the amount held in the loan account to the investment portfolios according to your most recent instructions.

Unless you tell Cova otherwise, any payment Cova receives from you will:

o    go first to pay any interest due,

o    then to repay any loan,

o    and then will be considered a premium payment.


Total Surrender
You can terminate your Policy by notifying Cova in writing. Cova will pay you the Cash Surrender Value. When that happens, the Policy will be terminated and there will be no other benefits. When you make a total surrender there may be surrender charges and deferred premium tax charges and the policy maintenance fee will be deducted.


Partial Surrenders
You can surrender some of the Cash Surrender Value by making a request in writing to Cova. The minimum amount you can surrender is $500, unless your Cash Surrender Value is less.

Cova requires that you maintain a minimum Account Value in your Policy of at least $5,000 after you make a partial surrender. If you do not, the Policy will terminate and Cova will send you the entire Cash Surrender Value.

When you make a partial surrender, there may be surrender charges and deferred premium tax charges.

When you make a partial surrender, the Face Amount of your Policy will be reduced. The Face Amount is reduced in the same proportion that the Account Value is reduced by the partial surrender. When you make a partial surrender, the amount of the surrender is deducted on a pro rata basis from Account Value allocated to the investment portfolios, unless you specify otherwise.


Termination of the Policy Your Policy will terminate if:

(1)  you make a total surrender of the Policy,

(2)  the grace period has ended, or

(3)  the insured has died.


Reinstatement
If your Policy terminates while the insured is still alive you can have it reinstated provided the Policy did not terminate because you made a total surrender. You can only reinstate your Policy within 5 years after the end of the grace period. If there are joint insureds, both insureds must be alive.

When you reinstate your Policy you must provide Cova with satisfactory evidence of insurability and you must either repay any outstanding loan and accrued interest or you must reinstate the loan along with any accrued interest. You must also pay a sufficient premium to:

(1) cover all the monthly deductions and any policy maintenance fee that were unpaid during the grace period, and

(2) be sufficient to keep the Policy in force for at least 2 months after the date of reinstatement.

When you reinstate your Policy, the Face Amount of the reinstated Policy will be the Face Amount of your original Policy at the time the Policy terminated, unless you direct Cova otherwise. You cannot select a Face Amount that is larger than that. The Account Value adjusted for the past due charges of your Policy when you reinstate it will be the Account Value at the time of termination plus the additional premium paid at the time of reinstatement. The past due monthly deductions and policy maintenance fee, if any, will be deducted from this amount. The surrender charge, if any, and the deferred premium tax charge, if any, are based on the number of Policy Years from the original Policy Date.

The effective date of the reinstated Policy is the next processing date following Cova's approval of your application for reinstatement.



8.   OTHER INFORMATION

Cova
Cova Financial Life Insurance Company (Cova) was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Cova, which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your policy. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova is presently licensed to do business in the state of California.


The Separate Account
Cova has established a separate account, Cova Variable Life Account Five (Separate Account), to hold the assets that underlie the Policies.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or charged against the Policies and not against any other policies Cova may issue.

The Separate Account is divided into sub-accounts.


Distributor
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Policies. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions up to 5.5% of premiums and a trail commission up to
 .25% for years two through nine which increases up to .40% in year 10 or later. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commission.


Suspension of Payments or Transfers
Cova may be required to suspend or postpone any payments or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


Ownership
Owner. You, as the owner of the Policy, have all of the rights under the Policy. If you die while the Policy is still in force and the insured is living, ownership passes to a successor owner or if none, then your estate becomes the owner.

Joint Owner. The Policy can be owned by joint owners. Authorization of both joint owners is required for all Policy changes except for telephone transfers.

Beneficiary. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the Policy is issued, unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies. If there is an irrevocable beneficiary, all Policy changes except premium allocations and transfers require the consent of the beneficiary.

Assignment. You can assign the Policy.

PART II
More Information


Cova
Cova Financial Life Insurance Company (Cova) was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company (Xerox Life), an affiliate of Cova, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including Cova. On June 1, 1995, Cova changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life). The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your policy. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova presently is licensed to do business in the state of California.


Executive Officers and Directors of Cova
The directors and executive officers of Cova and their principal occupations for the past five years are as follows:

                               Principal Occupation During
Name                           the Past 5 Years

John W.  Barber***    Director  of Cova - June,  1995 to present; Director of First Cova Life  Insurance  Company
                      (FCLIC) - June, 1995 to present; Director of Cova Financial Services Life Insurance  Company  (CFSLIC) - June,
                      1995 to present; Vice  President and  Controller  of General  American Life Insurance Company - December,
                      1984 to present;  President and  Director  of Equity  Intermediary  Company - October, 1988 to present.

William P.  Boscow*   Vice  President  of Cova and CFSLIC - 1996 to present;  Senior Vice  President  of Cova Life  Management
                      Company  (CLMC),  February,  1999 to  present;  First Vice President of CLMC, 1996 - January, 1999.

Constance A.  Doern****Vice  President  of Cova - 1997 to present, prior thereto  Assistant Vice President from 1990 to 1995;
                      Vice President of CFSLIC - 1997 to present,  prior thereto Assistant Vice President from 1990 to 1995; Vice
                      President of FCLIC - 1997 to present,  prior thereto  Assistant Vice President  from 1993 to 1995;  Vice
                      President of J&H/KVI - 1989 to 1998;  Vice President of Cova Life  Administration Services Company (CLASC) -
                      1998 to present.

Patricia E. Gubbe*    Vice  President of Cova - 1989 to present;  Vice President of CFSLIC - 1989 to present;  Vice  President of
                      FCLIC - 1992 to present;  First Vice  President  of CLMC - 1996 to present, prior thereto Vice President from
                      1989 to 1996;  President and Chief Compliance Officer of Cova Life Sales Company (CLSC) from February,  1999 to present; Vice President  and Chief  Compliance  Officer of CLSC -1989 to January, 1999.

Philip A. Haley*      Executive Vice President of Cova - May, 1997 to present,  prior thereto Vice  President  from 1990 to 1997 and Assistant Vice President from 1989 to 1990;  Executive Vice  President  of FCLIC - May,  1997 to  present, prior thereto Vice President  from 1995 to 1997;  Executive Vice President of CFSLIC - May, 1997 to present, prior thereto Vice  President  from  1990 to  1997  and  Assistant  Vice President  from 1989 to 1990;
                      Executive Vice President of CLMC from May, 1997 to present,  prior thereto Senior Vice President  from 1996 to
                      1997 and Vice  President from 1990 to 1996 and Assistant  Vice  President  from 1989 to 1990; Vice President of CLSC from 1991 to present, prior thereto Assistant Vice President from 1989 to 1991.

J. Robert Hopson*     Vice President,  Chief Actuary and Director of Cova and  CFSLIC  - 1991 to  present;  Vice  President, Chief
                      Actuary  and  Director  of FCLIC - 1992 to present; Senior Vice President,  Chief Actuary and Director of
                      CLMC - 1996  to  present,  prior  thereto  Vice  President  and Director from 1993 to 1996 and Vice President from 1991 to 1993.

E. Thomas Hughes, Jr.**Treasurer  and  Director of Cova - June, 1995 to present;  Treasurer and Director of CFSLIC - June, 1995 to
                      present;  Treasurer of FCLIC - June, 1995 to present;   Corporate  Actuary  and  Treasurer  of  General
                      American  Life  Insurance  Company  -  October,   1994  to present.  Formerly,   Executive  Vice  President -
                      Group Pensions, General American Life Insurance Company - March, 1990 to October,  1994. In addition to the
                      Cova companies, Director  of the  following  General  American  subsidiary companies:   Paragon  Life
                      Insurance   Company  and  RGA Reinsurance Company - October, 1994 to present.  Treasurer of the following
                      General American  subsidiary  companies:  Paragon Life  Insurance  Company,  General Life  Insurance Company
                      of  America,   General  Life  Insurance  Company, General American Holding Company,  Red Oak Realty Company,
                      Gen Mark  Incorporated,  Walnut Street  Securities,  Inc., Walnut Street  Advisers Inc.,  White Oak Royalty
                      Company, Walnut Street Funds,  Inc., and RGA Reinsurance  Company - October, 1994 to present.

Douglas E. Jacobs*    Vice President of Cova, CFSLIC and CLMC - 1985 to present.

Lisa O.  Kirchner**** Vice President of Cova - 1997 to present, prior thereto  Assistant Vice President from 1990 to 1995; Vice
                      President of CFSLIC - 1997 to present,  prior thereto Assistant Vice President from 1988 to 1995; Vice
                      President of FCLIC - 1997 to present,  prior thereto  Assistant Vice President  from 1993 to 1995;  Vice
                      President of J&H/KVI - 1985 to 1998; Vice President of CLASC - 1998 to present.

James W. Koeger**     Assistant Treasurer of Cova.

Richard A. Liddy**    Chairman of the Board of Directors of Cova, CFSLIC, FCLIC, CLMC, Cova Investment Advisory Corporation
                      (Advisory) and Cova Investment Allocation Corporation (Allocation) - April, 1997 to June, 2000; Chairman of
                      the Board and Chief Executive Officer of General American Life Insurance Company - May, 1992 to present, prior thereto, Chairman of the Board, President and Chief Executive Officer of General American - May, 1992 to
                      February, 2000; Mr. Liddy also holds various positions with the General American subsidiaries as follows:
                      Chairman of the Board and President of General American Mutual Holding Company, GenAmerica Corporation and
                      General American Holding Company; Chairman of the Board of Security Equity Life Insurance Company, Conning
                      Corporation, The Walnut Street Funds, Inc., General American Capital Company, Reinsurance Group of America,
                      Inc., RGA Life Reinsurance Company of Canada, and RGA Reinsurance Company.

William C. Mair*      Vice President and Director of Cova, CFSLIC and FCLIC from 1995 to present; Vice President, Controller and
                      Director of Cova from 1995 to 1998, prior thereto Vice President, Controller, Treasurer and Director. Vice
                      President, Controller and Director of CFSLIC from 1995 to 1998, prior thereto Vice President, Controller,
                      Treasurer and Director; Director of FCLIC from 1993 to present; Vice President, Controller and Director of
                      FCLIC from 1992 to 1998; Secretary of FCLIC from 1992 to 1995; Vice President, Treasurer, Controller and
                      Director of Advisory - 1993 to present; Vice President, Treasurer, Controller and Director of Allocation -
                      1994 to present; Director of CLSC - 1992 to present; Senior Vice President, Treasurer, Controller and Director
                      of CLMC - 1989 to present; Vice President, Treasurer, Controller, Chief Financial Officer, Chief Accounting
                      Officer and Trustee of Cova Series Trust - 1996 to present.

Matthew P. McCauley** Assistant Secretary and Director of Cova, CFSLIC and FCLIC - June, 1995 to present; Associate General Counsel and Vice President of General American Life Insurance Company - 1973 to present; also, Director, Vice
                      President, General Counsel and Secretary for several other General American subsidiaries including Equity
                      Intermediary Company, Red Oak Realty Company, and White Oak Royalty Company; General American Holding Company
                      and Paragon Life Insurance Company. General Counsel and Secretary, Reinsurance Group of America, Incorporated.
                      Director and Secretary, General American Capital Company. General Counsel and Secretary, Conning Corporation.
                      General Counsel, Conning Asset Management Company. Director of RGA Reinsurance Company, Walnut Street
                      Securities, Inc. Secretary to the Walnut Street Funds, Inc.

Mark E. Reynolds*     Executive Vice President and Director of Cova and  CFSLIC  -  May,  1997  to  present;   Executive  Vice
                      President, Chief Financial Officer and Director of FCLIC - May, 1997 to present;  Executive  Vice President
                      of CLMC - May,  1997  to  present;   Executive  Vice  President  and Director  of   Advisory  -  December,
                      1996  to  present; Executive  Vice  President  and  Director of  Allocation - December, 1996 to present.

Myron H. Sandberg*    Vice President of Cova and CFSLIC - 1985 to present; Vice President of CLMC - 1989 to present.

John W.  Schaus*      Vice  President  of Cova and CFSLIC - 1988 to present;  First Vice President of CLMC from January,  1999 to present;  prior thereto,  Vice President of CLMC - 1989 to 1998.

Bernard J. Spaulding* Senior Vice President and General Counsel of Cova, CFSLIC,  FCLIC and CLMC since March, 1999; Secretary of Cova, CFSLIC, FCLIC and CLMC since July, 1999.

Lorry J. Stensrud*    President and Director of Cova, CFSLIC, FCLIC and  CLMC  from  June,  1995  to  present,  prior  thereto
                      Executive  Vice  President;   President  and  Director  of Advisory  from 1993 to present;  President and
                      Director of Allocation  from 1994 to  present.  Director  of CLSC from 1989 to present;  President,  Chief
                      Executive  Officer and Trustee of Cova Series Trust - 1996 to present.

Joann T.  Tanaka*     Senior  Vice  President  of Cova and CFSLIC - January, 1999 to present; prior thereto, Vice President of
                      Cova and CFSLIC from July, 1998 to December,  1998; Senior Vice President, Conning Asset Management, General
                      American - June, 1987 to June, 1998.  Director of CFSLIC,  Cova and FCLIC from September, 1999 to present.

Patricia M. Wersching**  Assistant Treasurer of Cova.

Peter L. Witkewiz*    Vice President and Controller of Cova, CFSLIC and FCLIC - July, 1998 to present; Vice President of Cova,
                      CFSLIC and FCLIC - 1993 to June, 1998.


*    Business Address:  Cova, One Tower Lane, Suite 3000,  Oakbrook Terrace,  IL
     60181

**   Business  Address:  General American,  700 S. Market Street,  St. Louis, MO
     63101

*** Business Address: General American, 13045 Tesson Ferry Road, St. Louis, MO 63128

**** Business Address:  Cova Life Administration  Services Company, 4700 Westown
     Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


Voting
In accordance with its view of present applicable law, Cova will vote the shares of the investment portfolios at special meetings of shareholders in accordance with instructions received from owners having a voting interest. Cova will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. Cova will vote shares it owns in the same proportion as it votes shares for which it has received instructions. The funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation under it should be amended or if the present interpretations should change, and as a result Cova determines that it is permitted to vote the shares of the funds in its own right, it may elect to do so.

The voting interests of the owner in the funds will be determined as follows: owners may cast one vote for each $100 of Account Value of a Policy which is allocated to an investment portfolio on the record date. Fractional votes are counted.

Each owner having such a voting interest will receive periodic reports relating to the investment portfolios in which he or she has an interest, proxy material and a form with which to give such voting instructions.

Disregard of Voting Instructions. Cova may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause an investment portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the investment portfolio. Cova may also disapprove changes in the investment policy initiated by owners or trustees/directors of the funds, if the disapproval is reasonable and is based on a good faith determination by Cova that the change would violate state or federal law or the change would not be consistent with the investment objectives of the investment portfolios or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by Cova or an affiliated company. In the event Cova does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.


The Separate Account
Cova has established the separate account, Cova Variable Life Account Five (Separate Account), to hold the assets that underlie the Policies. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. Cova has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The investment program of the Separate Account will not be changed without the approval by the Insurance Commissioner of the state of California. If required, the approval process is on file with the Commissioner of the state in which this Policy is issued.

If the New York Stock Exchange is closed (except for holidays and weekends) or trading is restricted due to an emergency as defined by the Securities and Exchange Commission so that Cova cannot value Accumulation Units, Cova may postpone all procedures which require valuation of the Accumulation Units until valuation is possible.


Legal Opinions
Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Policies.


Reduction or Elimination of Surrender Charge
The amount of the surrender charge on the Policies may be reduced or eliminated when sales of the Policies are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the surrender charge will be determined by Cova after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Policies with fewer sales contacts.

2. The total amount of premium payments to be received will be considered. Per Policy sales expenses are likely to be less on larger premium payments than on smaller ones.

3. Any prior or existing relationship with Cova will be considered. Per Policy sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Policy with fewer sales contacts.

4. There may be other circumstances, of which Cova is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, Cova determines that there will be a reduction in sales expenses, Cova may provide for a reduction or elimination of the surrender charge.

The surrender charge may be eliminated when the Policies are issued to an officer, director or employee of Cova or any of its affiliates. In no event will any reduction or elimination of the surrender charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


Misstatement of Age or Sex
If the age or sex of the insured(s) has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been provided by the last cost of insurance at the correct age and/or sex of the insured.


Cova's Right to Contest
Cova cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the insured's lifetime for two years from the Policy Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less debt and less any surrenders.


Settlement Options

The Cash Surrender Value or the death proceeds may be paid in a lump sum or may be applied to one of the Settlement Options. The Settlement Options are:

Option 1: Life Annuity

Option 2: Life Annuity with 5, 10 or 20 years Guaranteed

Option 3: Joint and Last Survivor Annuity

Option 4: Payments for a Designated Period

You or the beneficiary can select to have the Settlement Options payable on either a fixed or variable basis.


Tax Status
NOTE: The following description is based upon Cova's understanding of current federal income tax law applicable to life insurance in general. Cova cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. Cova believes that the policies to be issued will qualify as "life insurance contracts" under section 7702. Cova does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion in this prospectus is general in nature. It is not intended as tax advice. Each person concerned should consult a competent tax adviser. Cova has not considered any applicable state or other tax laws. Moreover, the discussion in this prospectus is based upon Cova's understanding of current federal income tax laws as they are currently interpreted. Cova makes no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

Cova is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Cova and its operations form a part of Cova.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy.

The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of: cash, cash items, U.S. Government securities, and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

The Treasury Department issued Regulations which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

(i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

(ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

(iii)no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

(iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

Cova intends that each investment portfolio underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Cova reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. The Code requires that the amount of mortality and other expense charges be reasonable.

In establishing these charges, Cova has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While Cova has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not agree with Cova's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies.

You should consult your own tax adviser with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, from the Policies are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders".) Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under the Code and any benefits paid under the Accelerated Death Benefit Rider should also be excludable from gross income under the Code. Furthermore, you are not deemed to be in constructive receipt of the Account Value or Cash Surrender Value, including increments thereon, under a Policy until you make a surrender. If the death proceeds are to be paid under one of the Settlement Options, the payments will be pro rated between the amount attributable to the death benefit which will be excludable from the beneficiary's income and the amount attributable to interest which will be includable in the beneficiary's income.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Policy owner or beneficiary. Owners and beneficiaries should consult their tax advisers.

Joint Lives. The Policy may be issued with a Joint Life Rider providing for the payment of the death benefit upon the death of the last surviving insured. While Cova believes that a Policy issued on this basis complies with Section 7702 of the Code, such circumstances are not directly addressed in either Section 7702 or the related regulations. In the absence of regulations or other guidelines, there is some uncertainty as to whether a Policy with such a joint life feature meets the requirements of Section 7702 of the Code.

Tax Treatment of Loans and Surrenders. The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts". The Policy's premium requirements are such that Policies issued on or after June 21, 1988 will be treated as modified endowment contracts. A Policy received in exchange for a modified endowment contract is also a modified endowment contract regardless of whether it meets the 7-pay test.

However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a modified endowment contract if no additional premiums are paid.

A Policy that was entered into prior to June 21, 1988 may be deemed to be a modified endowment contract if:

o    it is materially changed, and

o    fails to meet the 7-pay test.

A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums.

A material change would include any increase in the future benefits provided under a Policy unless the increase is attributable to:

(1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy Years; or

(2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Assuming that the Policy will be treated as a modified endowment contract, surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution:

(1)  made on or after the date on which the taxpayer reaches age 59 1/2;

(2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

(3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

Furthermore, only under limited circumstances will interest paid on Policy loans be tax deductible.

If a Policy is not classified as a modified endowment contract, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth under Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a modified endowment contract, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the Policy or when maturity benefits are paid, if the amount received plus the policy debt exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

You should seek competent tax advice on the tax consequences of taking loans, making a partial or total surrender or making any material modifications to your Policy.

Tax Treatment of Settlement Options. Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy (or joint life expectancy in the case of a joint and survivor option) and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

Multiple Policies. The Code further provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser if you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent qualified plans consultant.


Income Tax Withholding
All distributions or the portion thereof which is includable in gross income of the Policy owner are subject to federal income tax withholding. However, the Policy owner in most cases may elect not to have taxes withheld. The Policy owner may be required to pay penalties under the estimated tax rules, if the Policy owner's withholding and estimated tax payments are insufficient.


Reports to Owners
Cova will send you semi-annual and annual reports of the investment portfolios. Within 30 days after each Policy Anniversary, Cova will send you an annual statement. The statement will show:

o    the current amount of death benefit payable under the Policy,

o    the current Account Value,

o    the current Cash Surrender Value,

o    current debt, and

o    all transactions previously confirmed.


The statement will also show premiums paid and all charges deducted during the Policy Year.

Cova will mail you a confirmation within seven days of the transaction of:

(a)  the receipt of premium;

(b)  any transfer between investment portfolios;

(c)  any loan, interest repayment, or loan repayment;

(d)  any surrender;

(e)  exercise of the free look privilege; and

(f)  payment of the death benefit under the Policy.

Upon request, you are entitled to a receipt of premium payment.


Legal Proceedings
There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. Cova is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.


Experts
The balance sheets of the Company as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statements of operations and changes in net assets for the period from commencement of operations through December 31, 1999 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements
Financial statements of the Separate Account and of the Company are provided below.



                         COVA VARIABLE LIFE ACCOUNT FIVE

                              Financial Statements

                                December 31, 1999

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
   Life Account Five, Board of Directors
   and Shareholder of Cova Financial Life
   Insurance Company:


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Life Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Life Account Five of Cova Financial Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.





Chicago, Illinois
March 20, 2000

                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999


Assets:
  Investments:
  Cova Series Trust (Cova):
     Lord Abbett Growth and Income Portfolio       8,901    shares at a net asset value of   $24.070563   per share        $214,245
     Bond Debenture Portfolio                      8,713    shares at a net asset value of   $12.474609   per share         108,696
     Developing Growth Portfolio                       8    shares at a net asset value of   $14.885144   per share             113
     Large Cap Research Portfolio                  7,812    shares at a net asset value of   $14.991245   per share         117,113
     Mid-Cap Value Portfolio                       5,439    shares at a net asset value of   $11.168093   per share          60,745
     Quality Bond Portfolio                            9    shares at a net asset value of   $10.669328   per share             100
     Small Cap Stock Portfolio                     7,608    shares at a net asset value of   $17.268582   per share         131,374
     Large Cap Stock Portfolio                    21,786    shares at a net asset value of   $20.674865   per share         450,417
     Select Equity Portfolio                       8,640    shares at a net asset value of   $16.112437   per share         139,209
     International Equity Portfolio                7,466    shares at a net asset value of   $16.225039   per share         121,140
  AIM Variable Insurance Funds, Inc. (AIM):
     AIM V.I. Value Fund                           1,900    shares at a net asset value of       $33.50   per share          63,660
     AIM V.I. Capital Appreciation Fund              764    shares at a net asset value of       $35.58   per share          27,171
  General American Capital Company (GACC):
     Money Market Fund                            15,680    shares at a net asset value of   $20.252283   per share         317,557
  Templeton Variable Products Series
         Fund (Templeton):
     Templeton Bond Fund                              10    shares at a net asset value of        $9.99   per share             100
     Franklin Small Cap Investments Fund               9    shares at a net asset value of       $15.79   per share             141
     Templeton Stock Fund                              5    shares at a net asset value of       $24.39   per share             110
     Templeton International Fund                      5    shares at a net asset value of       $22.25   per share             108
     Franklin Growth Investments Fund                  7    shares at a net asset value of       $16.70   per share             123
                                                                                                                        ------------
               Total assets                                                                                              $1,752,122
                                                                                                                        ============


                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999

Net Assets:
  Accumulation units:
  Single premium variable life policies (SPVL):
     Cova Lord Abbett Growth and Income           17,211    accumulation units at            $12.448204   per unit         $214,245
     Cova Bond Debenture                          10,240    accumulation units at            $10.614338   per unit          108,696
     Cova Developing Growth                            9    accumulation units at            $13.050371   per unit              113
     Cova Large Cap Research                       8,504    accumulation units at            $13.771430   per unit          117,113
     Cova Mid-Cap Value                            6,003    accumulation units at            $10.119059   per unit           60,745
     Cova Quality Bond                                 9    accumulation units at            $10.551764   per unit              100
     Cova Small Cap Stock                         10,224    accumulation units at            $12.850204   per unit          131,374
     Cova Large Cap Stock                         31,535    accumulation units at            $14.283064   per unit          450,417
     Cova Select Equity                           11,048    accumulation units at            $12.600289   per unit          139,209
     Cova International Equity                     8,926    accumulation units at            $13.571289   per unit          121,140
     AIM V.I. Value                                5,407    accumulation units at            $11.774189   per unit           63,660
     AIM V.I. Capital Appreciation                 1,951    accumulation units at            $13.925402   per unit           27,171
     GACC Money Market                            28,826    accumulation units at            $11.013039   per unit          317,457
     Templeton Bond                                   10    accumulation units at             $9.970060   per unit              100
     Franklin Small Cap Investments                   10    accumulation units at            $14.136079   per unit              141
     Templeton Stock                                  10    accumulation units at            $11.011283   per unit              110
     Templeton International                          10    accumulation units at            $10.827249   per unit              108
     Franklin Growth Investments                      10    accumulation units at            $12.333825   per unit              123
                                                                                                                        ------------
                                                                                                                          1,752,022
  Flexible premium variable universal life policies (FPVUL):
     GACC Money Market                                10    accumulation units at            $10.047103   per unit              100
                                                                                                                        ------------
             Total net assets                                                                                            $1,752,122
                                                                                                                        ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                                     Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                             $         -          242            -          156           78            1          213
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                            (50)           2            -          (13)         (46)           -           77
   Realized gain distributions                     -           78            -            -            -            1            -
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                  (50)          80            -          (13)         (46)           1           77
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation              6,653        3,004           13       10,559       (3,680)          (2)      34,574
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $     6,603        3,326           13       10,702       (3,648)           -       34,864
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                         Cova                                   AIM           GACC      Templeton
                                          ------------------------------------  -------------------------  -----------  -----------

                                           Large                                                V.I.
                                            Cap         Select    International    V.I.        Capital       Money
                                           Stock        Equity      Equity        Value      Appreciation    Market        Bond
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
Investment income:
   Dividends                             $      329          275          415          110            18            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                          (116)        (167)          31            6            17        6,140            -
   Realized gain distributions                7,182        9,317        1,110          575           558            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
       Net realized gain (loss)               7,066        9,150        1,141          581           575        6,140            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Change in unrealized appreciation            16,032      (10,304)      16,888        4,069         6,608        3,725            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $   23,427         (879)      18,444        4,760         7,201        9,865            -
                                          ==========  =========== ============  ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                           Templeton
                                                   -------------------------------------------------------

                                                    Franklin                                   Franklin
                                                   Small Cap                                    Growth
                                                   Investments    Stock      International    Investments      Total
                                                   -----------  -----------  --------------  -------------  -----------
Investment income:
   Dividends                                     $          -            -               -              -        1,837
                                                   -----------  -----------  --------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                                 -            -               -              -        5,881
   Realized gain distributions                              -            -               -              -       18,821
                                                   -----------  -----------  --------------  -------------  -----------
       Net realized gain (loss)                             -            -               -              -       24,702
                                                   -----------  -----------  --------------  -------------  -----------

Change in unrealized appreciation                          41           10               8             23       88,221
                                                   -----------  -----------  --------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations                  $         41           10               8             23      114,760
                                                   ===========  ===========  ==============  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture      Growth      Research      Value         Bond       Stock
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $          -          242            -          156           78            1         213
     Net realized gain (loss)                     (50)          80            -          (13)         (46)           1          77
     Change in unrealized appreciation          6,653        3,004           13       10,559       (3,680)          (2)     34,574
       Net increase (decrease) from        -----------  -----------  -----------  -----------  -----------  ----------- -----------
         operations                             6,603        3,326           13       10,702       (3,648)           -      34,864
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                  100          100          100          100          100          100         100
   Cova redemptions                                 -            -            -            -            -            -           -
   Payments received from contract
     owners                                         -            -            -            -            -            -           -
   Transfers between sub-accounts, net        209,709      105,997            -      107,473       65,008            -      97,560
   Transfers for contract benefits,
     terminations and insurance charges        (2,167)        (727)           -       (1,162)        (715)           -      (1,150)
       Net increase (decrease) in net
         assets from contract              -----------  -----------  -----------  -----------  -----------  ----------- -----------
         transactions                         207,642      105,370          100      106,411       64,393          100      96,510
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                               214,245      108,696          113      117,113       60,745          100     131,374

Net assets at beginning of period                   -            -            -            -            -            -           -
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Net assets at end of period              $    214,245      108,696          113      117,113       60,745          100     131,374
                                           ===========  ===========  ===========  ===========  ===========  =========== ===========



COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                         Cova                               AIM                GACC      Templeton
                                          -------------------------------------- -------------------------  -----------  -----------

                                            Large                                                V.I.
                                             Cap        Select     International    V.I.        Capital       Money
                                            Stock       Equity        Equity       Value      Appreciation    Market        Bond
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                  $        329         275            415         110            18            -            -
     Net realized gain (loss)                  7,066       9,150          1,141         581           575        6,140            -
     Change in unrealized appreciation        16,032     (10,304)        16,888       4,069         6,608        3,725            -
       Net increase (decrease) from       -----------  ----------  ------------- -----------  ------------  -----------  -----------
         operations                           23,427        (879)        18,444       4,760         7,201        9,865            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                 100         100            100         100           100          300          100
   Cova redemptions                                -           -              -           -             -         (102)           -
   Payments received from contract
     owners                                        -           -              -           -             -    1,654,000            -
   Transfers between sub-accounts, net       430,747     141,193        103,808      59,046        20,004   (1,340,545)           -
   Transfers for contract benefits,
     terminations and insurance charges       (3,857)     (1,205)        (1,212)       (246)         (134)      (5,961)           -
       Net increase (decrease) in net
         assets from contract             -----------  ----------  ------------- -----------  ------------  -----------  -----------
         transactions                        426,990     140,088        102,696      58,900        19,970      307,692          100
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                              450,417     139,209        121,140      63,660        27,171      317,557          100

Net assets at beginning of period                  -           -              -           -             -            -            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Net assets at end of period             $    450,417     139,209        121,140      63,660        27,171      317,557          100
                                          ===========  ==========  ============= ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                        Templeton
                                               ---------------------------------------------------------

                                                 Franklin                                    Franklin
                                                 Small Cap                                    Growth
                                                Investments      Stock      International  Investments      Total
                                               --------------  -----------  -------------  -------------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                        $            -            -              -              -        1,837
     Net realized gain (loss)                              -            -              -              -       24,702
     Change in unrealized appreciation                    41           10              8             23       88,221
       Net increase (decrease) from            --------------  -----------  -------------  -------------  -----------
         operations                                       41           10              8             23      114,760
                                               --------------  -----------  -------------  -------------  -----------

Contract transactions:
   Cova payments                                         100          100            100            100        2,000
   Cova redemptions                                        -            -              -              -         (102)
   Payments received from contract
     owners                                                -            -              -              -    1,654,000
   Transfers between sub-accounts, net                     -            -              -              -            -
   Transfers for contract benefits,
     terminations and insurance charges                    -            -              -              -      (18,536)
       Net increase (decrease) in net
         assets from contract                  --------------  -----------  -------------  -------------  -----------
         transactions                                    100          100            100            100    1,637,362
                                               --------------  -----------  -------------  -------------  -----------

       Net increase (decrease) in net
         assets                                          141          110            108            123    1,752,122

Net assets at beginning of period                          -            -              -              -            -
                                               --------------  -----------  -------------  -------------  -----------
Net assets at end of period                   $          141          110            108            123    1,752,122
                                               ==============  ===========  =============  =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(1)      ORGANIZATION
         Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for single premium variable life (SPVL) and flexible premium variable universal life insurance policies (FPVUL) offered by CFLIC.

         On August 26, 1999, CFLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

         The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered by CFLIC.

              Cova Series Trust (Cova)                                       10    portfolios
              General American Capital Company (GACC)                         1    portfolios
              Russell Insurance Funds (Russell)                               5    portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                        3    portfolios
              Alliance Variable Products Series Fund, Inc. (Alliance)         2    portfolios
              Liberty Variable Investment Trust (Liberty)                     1    portfolios
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)          3    portfolios
              Investors Fund Series (Kemper)                                  3    portfolios
              MFS Variable Insurance Trust (MFS)                              5    portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                5    portfolios
              Putnam Variable Trust (Putnam)                                  5    portfolios
              Templeton Variable Products Series Fund (Templeton)             7    portfolios

         The Separate Account commenced operations on March 1, 1999. The sub-accounts commenced operations as follows:

              Cova Lord Abbett Growth and Income                              April 29, 1999
              Cova Bond Debenture                                             April 29, 1999
              Cova Developing Growth                                           July 17, 1999
              Cova Large Cap Research                                          July 12, 1999
              Cova Mid-Cap Value                                               July 12, 1999
              Cova Quality Bond                                                July 19, 1999
              Cova Small Cap Stock                                            April 29, 1999
              Cova Large Cap Stock                                            April 29, 1999
              Cova Select Equity                                               June 29, 1999
              Cova International Equity                                          May 4, 1999
              AIM V.I. Value                                                     May 3, 1999
              AIM V.I. Capital Appreciation                                      May 3, 1999
              GACC Money Market                                                March 1, 1999
              Templeton Bond                                                   July 19, 1999
              Franklin Small Cap Investments                                   July 19, 1999
              Templeton Stock                                                  July 19, 1999
              Templeton International                                          July 19, 1999
              Franklin Growth Investments                                      July 19, 1999


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(2)      SIGNIFICANT ACCOUNTING POLICIES
         (A)  INVESTMENT VALUATION
              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

         (B)  REINVESTMENT OF DISTRIBUTIONS
              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolios.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

         (C)  FEDERAL INCOME TAXES
              The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable life policies.

(3)      CONTRACT FEES
              There are fees associated with the variable life insurance policies that are deducted from the policy account value and Separate Account that reduce the return on investment. The type, amount, and timing of the fees may vary between the variable life policies offered by CFLIC and include mortality and expense risk, administrative, selection and issue expense, cost of insurance, tax expense (premium and federal taxes), contingent deferred sales (surrender) and transfer charges.

(4)      SEPARATE ACCOUNT EXPENSES
              The mortality and expense fees for FPVUL policies are deducted from the separate account and are reflected in the accumulation unit value. There were no fees incurred in 1999.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(5)      COST BASIS OF INVESTMENTS
         The cost basis of each sub-account's investment follows:


              Cova Lord Abbett Growth and Income        $ 207,592
              Cova Bond Debenture                         105,692
              Cova Developing Growth                          100
              Cova Large Cap Research                     106,554
              Cova Mid-Cap Value                           64,425
              Cova Quality Bond                               102
              Cova Small Cap Stock                         96,800
              Cova Large Cap Stock                        434,385
              Cova Select Equity                          149,513
              Cova International Equity                   104,252
              AIM V.I. Value                               59,591
              AIM V.I. Capital Appreciation                20,563
              GACC Money Market                           313,832
              Templeton Bond                                  100
              Franklin Small Cap Investments                  100
              Templeton Stock                                 100
              Templeton International                         100
              Franklin Growth Investments                     100
                                                        ----------
                                                      $ 1,663,901
                                                        ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(6)      UNIT FAIR VALUE
         A summary of the total return for each sub-account follows:


                                                         Commenced            Total
                                                        Operations           Return
                                                      ---------------     ------------
     SPVL policies:
         Cova Lord Abbett Growth and Income                4/29/99             4.60%
         Cova Bond Debenture                               4/29/99             0.70%
         Cova Developing Growth                            7/17/99            12.75%
         Cova Large Cap Research                           7/12/99             9.95%
         Cova Mid-Cap Value                                7/12/99            -5.60%
         Cova Quality Bond                                 7/19/99            -0.23%
         Cova Small Cap Stock                              4/29/99            44.89%
         Cova Large Cap Stock                              4/29/99             6.90%
         Cova Select Equity                                6/29/99            -0.35%
         Cova International Equity                          5/4/99            20.84%
         AIM V.I. Value                                     5/3/99            17.74%
         AIM V.I. Capital Appreciation                      5/3/99            28.36%
         GACC Money Market                                  3/1/99             4.34%
         Templeton Bond                                    7/19/99            -0.30%
         Franklin Small Cap Investments                    7/19/99            41.36%
         Templeton Stock                                   7/19/99            10.11%
         Templeton International                           7/19/99             8.27%
         Franklin Growth Investments                       7/19/99            23.34%


FPVUL policies:
         GACC Money Market                                11/29/99             0.47%



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
         The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ended
         December 31, 1999 follows:


                                                                     Realized Gain (Loss)
                                                ----------------------------------------------------------------
                                                     Aggregate              Aggregate Cost
                                                Proceeds from Sales       of Portfolio Shares         Realized
                                                of Portfolio Shares            Redeemed              Gain (Loss)
                                                ---------------------    ---------------------    --------------
         Cova Lord Abbett Growth and Income         $  1,940                   $  1,990                $  (50)
         Cova Bond Debenture                             727                        725                     2
         Cova Developing Growth                           -                          -                     -
         Cova Large Cap Research                       1,159                      1,172                   (13)
         Cova Mid-Cap Value                              715                        761                   (46)
         Cova Quality Bond                                -                          -                     -
         Cova Small Cap Stock                          1,150                      1,073                    77
         Cova Large Cap Stock                          3,539                      3,655                  (116)
         Cova Select Equity                            1,195                      1,362                  (167)
         Cova International Equity                     1,062                      1,031                    31
         AIM V.I. Value                                  246                        240                     6
         AIM V.I. Capital Appreciation                   134                        117                    17
         GACC Money Market                         1,342,862                  1,336,722                 6,140
         Templeton Bond                                   -                          -                     -
         Franklin Small Cap Investments                   -                          -                     -
         Templeton Stock                                  -                          -                     -
         Templeton International                          -                          -                     -
         Franklin Growth Investments                      -                          -                     -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED

                                                                 Unrealized Appreciation (Depreciation)
                                                   ----------------------------------------------------------------
                                                      Appreciation              Appreciation
                                                     (Depreciation)            (Depreciation)
                                                      End of Period          Beginning of Period          Change
                                                   -----------------     ------------------------     -------------
         Cova Lord Abbett Growth and Income            $  6,653                    $  -                  $  6,653
         Cova Bond Debenture                              3,004                       -                     3,004
         Cova Developing Growth                              13                       -                        13
         Cova Large Cap Research                         10,559                       -                    10,559
         Cova Mid-Cap Value                              (3,680)                      -                    (3,680)
         Cova Quality Bond                                   (2)                      -                        (2)
         Cova Small Cap Stock                            34,574                       -                    34,574
         Cova Large Cap Stock                            16,032                       -                    16,032
         Cova Select Equity                             (10,304)                      -                   (10,304)
         Cova International Equity                       16,888                       -                    16,888
         AIM V.I. Value                                   4,069                       -                     4,069
         AIM V.I. Capital Appreciation                    6,608                       -                     6,608
         GACC Money Market                                3,725                       -                     3,725
         Templeton Bond                                      -                        -                        -
         Franklin Small Cap Investments                      41                       -                        41
         Templeton Stock                                     10                       -                        10
         Templeton International                              8                       -                         8
         Franklin Growth Investments                         23                       -                        23


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                      Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                   -            -            -            -            -            -            -

          Cova units purchased                     8            9            9            8            9            9           10
          Cova units redeemed                      -            -            -            -            -            -            -
          Contract units purchased                 -            -            -            -            -            -            -
          Contract units transferred, net     17,386       10,301            -        8,590        6,065            -       10,327
          Contract units redeemed               (183)         (70)           -          (94)         (71)           -         (113)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Unit balance at 12/31/99              17,211       10,240            9        8,504        6,003            9       10,224
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                         Cova                             AIM                  GACC      Templeton
                                          ------------------------------------  --------------------------  -----------  -----------

                                           Large                                                 V.I.
                                            Cap         Select    International    V.I.        Capital        Money
                                           Stock        Equity      Equity        Value      Appreciation     Market        Bond
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
Accumulation units:
    SPVL policies:
      Unit balance at 12/31/98                    -            -            -            -              -            -            -

        Cova units purchased                      7            8            8            9              9           19           10
        Cova units redeemed                       -            -            -            -              -          (10)           -
        Contract units purchased                  -            -            -            -              -      155,502            -
        Contract units transferred, net      31,815       11,141        9,019        5,421          1,954     (124,311)           -
        Contract units redeemed                (287)        (101)        (101)         (23)           (12)      (2,374)           -
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
      Unit balance at 12/31/99               31,535       11,048        8,926        5,407          1,951       28,826           10
                                          ==========  =========== ============  ===========  =============  ===========  ===========


    FPVUL policies:
      Unit balance at 12/31/98                                                                                       -

        Cova units purchased                                                                                        10
        Cova units redeemed                                                                                          -
        Contract units purchased                                                                                     -
        Contract units transferred, net                                                                              -
        Contract units redeemed                                                                                      -
                                                                                                            -----------
      Unit balance at 12/31/99                                                                                      10
                                                                                                            ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                      Templeton
                                              ------------------------------------------------------------

                                                Franklin                                      Franklin
                                                Small Cap                                      Growth
                                               Investments      Stock      International     Investments
                                              --------------  -----------  ---------------  --------------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                          -            -                -               -

          Cova units purchased                           10           10               10              10
          Cova units redeemed                             -            -                -               -
          Contract units purchased                        -            -                -               -
          Contract units transferred, net                 -            -                -               -
          Contract units redeemed                         -            -                -               -
                                              --------------  -----------  ---------------  --------------
        Unit balance at 12/31/99                         10           10               10              10
                                              ==============  ===========  ===============  ==============









                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






     February 4, 2000

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 1999 and 1998



                                         ASSETS                           1999          1998
                                                                       -----------   -----------
                                                                            (in thousands)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $101,690 in 1999 and $99,228 in 1998)                 $     95,568       100,658
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 1999 and $10 in 1998                                   5,439         5,245
    Policy loans                                                              938         1,223
                                                                       -----------   -----------

             Total investments                                            101,945       107,126

Cash and cash equivalents - interest-bearing                                  751         5,789
Cash - noninterest-bearing                                                  1,448         1,200
Accrued investment income                                                   1,624         1,641
Deferred policy acquisition costs                                          15,093         9,142
Present value of future profits                                             1,740           854
Goodwill                                                                    1,631         1,813
Deferred tax asset, net                                                     1,232           585
Receivable from OakRe                                                      18,890        35,312
Federal and state income taxes recoverable                                     75            --
Reinsurance receivables                                                         9           118
Other assets                                                                   24           398
Separate account assets                                                   186,040       127,873
                                                                       -----------   -----------

             Total assets                                            $    330,502       291,851
                                                                       ===========   ===========

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1999 and 1998



                         LIABILITIES AND SHAREHOLDER'S EQUITY              1999         1998
                                                                        -----------  -----------
                                                                            (in thousands)

Policyholder deposits                                                 $    116,184      135,106
Future policy benefits                                                       6,707        6,191
Payable on purchase of securities                                               85           27
Accounts payable and other liabilities                                       1,589        1,653
Federal and state income taxes payable                                          --          172
Future purchase price payable to OakRe                                         172          342
Guaranty fund assessments                                                    1,100        1,000
Separate account liabilities                                               186,035      127,871
                                                                        -----------  -----------

             Total liabilities                                             311,872      272,362
                                                                        -----------  -----------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1999 and 1998)                                        2,800        2,800
    Additional paid-in capital                                              15,523       14,523
    Retained earnings                                                        1,993        1,833
    Accumulated other comprehensive (loss) income,
      net of tax                                                            (1,686)         333
                                                                        -----------  -----------

             Total shareholder's equity                                     18,630       19,489
                                                                        -----------  -----------

             Total liabilities and shareholder's equity               $    330,502      291,851
                                                                        ===========  ===========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1999, 1998, and 1997



                                                              1999        1998         1997
                                                           -----------  ----------  -----------
                                                                     (in thousands)

Revenues:
    Premiums                                             $      1,041       1,308        1,191
    Net investment income                                       7,663       7,516        6,761
    Net realized (losses) gains on sales of
      investments                                                (452)        178          158
    Separate account fees                                       2,215       1,392          599
    Other income                                                  382          66           45
                                                           -----------  ----------  -----------

             Total revenues                                    10,849      10,460        8,754
                                                           -----------  ----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                           6,064       5,486        4,837
    Current and future policy benefits                          1,479       1,549        1,481
    Operating and other expenses                                2,336       1,548        1,134
    Amortization of purchased intangible
      assets                                                      233         260          234
    Amortization of deferred policy
      acquisition costs                                           383         530          320
                                                           -----------  ----------  -----------

             Total benefits and expenses                       10,495       9,373        8,006
                                                           -----------  ----------  -----------

             Income before income taxes                           354       1,087          748
                                                           -----------  ----------  -----------

Income tax expense (benefit):
    Current                                                      (246)        (80)         310
    Deferred                                                      440         357           (5)
                                                           -----------  ----------  -----------

             Total income tax expense                             194         277          305
                                                           -----------  ----------  -----------

             Net income                                  $        160         810          443
                                                           ===========  ==========  ===========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998        1997
                                                                         ----------  -----------  ----------
                                                                                   (in thousands)
Common stock, at beginning
    and end of period                                                  $     2,800        2,800       2,800
                                                                         ----------  -----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                          14,523       13,523      13,523
    Capital contribution                                                     1,000        1,000          --
                                                                         ----------  -----------  ----------

Balance at end of period                                                    15,523       14,523      13,523
                                                                         ----------  -----------  ----------

Retained earnings:
    Balance at beginning of period                                           1,833        1,023         580
    Net income                                                                 160          810         443
                                                                         ----------  -----------  ----------

Balance at end of period                                                     1,993        1,833       1,023
                                                                         ----------  -----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                             333          145           1
    Change in unrealized (depreciation) appreciation
      of debt securities                                                    (7,552)         794         630
    Deferred federal income tax impact                                       1,087         (101)        (77)
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation (appreciation)                 3,519         (513)       (144)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                   927            8        (265)
                                                                         ----------  -----------  ----------

Balance at end of period                                                    (1,686)         333         145
                                                                         ----------  -----------  ----------

             Total shareholder's equity                                $    18,630       19,489      17,491
                                                                         ==========  ===========  ==========

Total comprehensive income:
    Net income                                                         $       160          810         443
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)            (2,019)         188         144
                                                                         ----------  -----------  ----------

             Total comprehensive (loss) income                         $    (1,859)         998         587
                                                                         ==========  ===========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998          1997
                                                                        -----------  -----------   -----------
                                                                                   (in thousands)
Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                      $        160          810           443
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                  516          810           820
           Increase (decrease) in payables and
             accrued liabilities                                                94          126          (815)
           Decrease (increase) in accrued
             investment income                                                  17          185          (704)
           Amortization of intangible assets and
             deferred policy acquisition costs                                 616          790           554
           Amortization and accretion of
             securities, premiums, and discounts                                (7)         (87)          (10)
           Decrease (increase) in other assets                                 374         (384)           30
           Net realized loss (gain) on sale of investments                     452         (178)         (158)
           Interest on policyholder deposits                                 6,064        5,486         4,837
           (Decrease) increase in current and
             deferred federal income taxes                                     193          423           101
           Decrease in recapture commissions payable to OakRe                 (170)        (223)         (159)
           Commissions and expenses deferred                                (2,815)      (3,411)       (3,917)
           Other                                                               499          702           290
                                                                        -----------  -----------   -----------

             Net cash provided by operating activities                       5,993        5,049         1,312
                                                                        -----------  -----------   -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                (29,365)     (56,673)      (53,534)
    Proceeds from investment securities
      sold and matured                                                      26,689       50,661        25,379
    Other                                                                     (128)        (121)          (81)
                                                                        -----------  -----------   -----------

             Net cash used in investing activities                          (2,804)      (6,133)      (28,236)
                                                                        -----------  -----------   -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999         1998          1997
                                                                       -----------  -----------   -----------
                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                            $     55,181       69,459        81,788
    Transfers from OakRe                                                   19,050       35,590        25,060
    Transfer to separate accounts                                         (36,544)     (60,181)      (56,144)
    Return of policyholder deposits                                       (46,666)     (39,943)      (28,267)
    Capital contributions received                                          1,000        1,000            --
                                                                       -----------  -----------   -----------

             Net cash (used) provided by financing activities              (7,979)       5,925        22,437
                                                                       -----------  -----------   -----------

             (Decrease) increase in cash and cash equivalents              (4,790)       4,841        (4,487)

Cash and cash equivalents - beginning of period                             6,989        2,148         6,635
                                                                       -----------  -----------   -----------

Cash and cash equivalents - end of period                            $      2,199        6,989         2,148
                                                                       ===========  ===========   ===========


See accompanying notes to financial statements.



                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 94%, 97%, and 85% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999 and as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $40,000 and $10,000, at December 31, 1999 and 1998, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                                   1999          1998          1997
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)
              Deferred policy acquisition costs, beginning of period
                                                                             $      9,142         6,774         3,321
              Commissions and expenses deferred                                     2,815         3,411         3,917
              Amortization                                                           (383)         (530)         (320)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation)                            3,519          (513)         (144)
                                                                                ------------  ------------  ------------

                    Deferred policy acquisition costs, end
                     of period                                               $     15,093         9,142         6,774
                                                                                ============  ============  ============

              Costs expensed that exceeded the established deferred
                  limit                                                      $        382           231            6
                                                                                ===========   ============ =============


              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs, discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.5%, 4.9%, 4.5%, 4.2%, and 4.2% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.4% for 1999, 1998 and 1997.

                  The components of PVFP are shown below:

                                                                                    1999         1998         1997
                                                                                 ------------  ----------  ------------
                                                                                            (IN THOUSANDS)
                  PVFP - beginning of period                                  $       854         900          1,178
                  Interest credited                                                    62          66             69
                  Amortization                                                       (103)       (120)           (82)
                  PVFP attributable to unrealized
                      depreciation (appreciation)                                     927           8           (265)
                                                                                 ------------  ----------  ------------
                         PVFP - end of period                                 $     1,740         854            900
                                                                                 ============  ==========  ============


                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                                  1999          1998          1997
                                                                               ------------  ------------  ------------
                                                                                           (IN THOUSANDS)

                  Goodwill - beginning of period                             $     1,813         1,923         2,034
                  Amortization                                                      (111)         (110)         (111)
                  Experience adjustment to future purchase price
                      payable to OakRe                                               (71)           --            --
                                                                               ------------  ------------  ------------

                           Goodwill - end of period                          $     1,631         1,813         1,923
                                                                               ============  ============  ============



                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                                        1999        1998       1997
                                                                                      ----------  ---------- ----------
                                                                                               (IN THOUSANDS)
                  Future payable - beginning of period                              $     342         565        683
                  Interest added                                                           20          29         41
                  Payment to Oak Re                                                      (119)       (252)      (159)
                  Experience adjustment to future purchase price payable
                      to OakRe                                                            (71)         --         --
                                                                                      ----------  ---------- ----------

                           Future payable - end of period                           $     172         342        565
                                                                                      ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.96%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities held as available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation

                  -   Amortization of deferred policy acquisition costs

                  -   Amortization of present value of future profits

                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was $4,058,740 and $4,707,689, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life Insurance Company (MetLife). Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $15 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              The impact of reinsurance on the December 31, 1999 financial statements is not considered material.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                              1999
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           Government agency
              obligations              $       1,702              19               --            1,721           1,721
           Corporate securities               76,444              30           (4,756)          71,718          71,718
           Mortgage-backed
              securities                       8,272               1             (202)           8,071           8,071
           Asset backed securities            15,272              --           (1,214)          14,058          14,058
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities           101,690              50           (6,172)          95,568          95,568
             Mortgage loans (net)              5,439              --              (70)           5,369           5,439
             Policy loans                        938              --               --              938             938
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     108,067              50           (6,242)         101,875         101,945
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           5             --              --                  5              5
                                         ===============  ==============  ==============  ==============  ==============


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997



                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. treasury securities    $         100               1               --              101            101
           Government agency
              obligations                      3,471              74               --            3,545          3,545
           Corporate securities               70,883           1,384             (406)          71,861         71,861
           Mortgage-backed
               securities                     11,789              87              (32)          11,844         11,844
           Asset-backed securities            12,985             349              (27)          13,307         13,307
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities            99,228           1,895             (465)         100,658        100,658
             Mortgage loans (net)              5,245             204               --            5,449          5,245
             Policy loans                      1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

             Total investments         $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                            ESTIMATED
                                                           AMORTIZED           FAIR
                                                              COST            VALUE
                                                         ---------------  ---------------
                                                                 (IN THOUSANDS)
        Less than one year                             $         3,573            3,573
        Due after one year through five years                   33,093           31,752
        Due after five years through ten years                  39,035           35,583
        Due after ten years                                     17,717           16,589
        Mortgage-backed securities                               8,272            8,071
                                                         ---------------  ---------------

                 Total                                 $       101,690           95,568
                                                         ===============  ===============


        At December 31, 1999, approximately 94.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 5.8% noninvestment grade debt securities, 5.7% are rated as BB or its equivalent, and 0.1% are rated B or its equivalent.

        The Company had one impaired debt security, which became nonincome producing in 1999. The Company had no impaired investments, and all debt securities were income producing in 1998

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                                                  1999           1998          1997
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)
        Income on debt securities                                           $      7,119         6,928          6,575
        Income on cash and cash equivalents                                          185           305            186
        Interest on mortgage loans                                                   401           308             32
        Income on policy loans                                                        82            92             83
        Miscellaneous interest                                                         1             2             --
                                                                               ------------  -------------  ------------

        Total investment income                                                    7,788         7,635          6,876

        Investment expenses                                                         (125)         (119)          (115)
                                                                               ------------  -------------  ------------

                 Net investment income                                      $      7,663         7,516          6,761
                                                                               ============  =============  ============

        Net realized capital (losses) gains -
            debt securities                                                 $       (452)          178            158
                                                                               ============  =============  ============

        Unrealized (depreciation) appreciation is as follows:
               Debt securities                                              $     (6,122)        1,430            633
               Short-term investments                                                 --            --              3
               Effects on deferred acquisition
                 costs amortization                                                2,793          (726)          (213)
               Effects on PVFP amortization                                          735          (192)          (200)
                                                                               ------------  -------------  ------------

               Unrealized (depreciation) appreciation
                 before income tax                                                (2,594)          512            223

               Unrealized income tax benefit (expense)                               908          (179)           (78)
                                                                               ------------  -------------  ------------

                 Net unrealized appreciation (depreciation) on
                   investments                                              $     (1,686)          333            145
                                                                               ============  =============  ============


        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $25,986,787. Gross gains of $165,919 and gross losses of $618,025 were realized on those sales. Included in these amounts were $25,816 of gross gains and $19,890 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling approximately $493,244 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1999 and 1998, the Company held the following individual mortgage loan which exceeded 10% of shareholder's equity:

                                                    1999             1998
                                               ---------------  ---------------
        Colonial Realty, at carrying value   $     1,998,296        1,997,287
                                               ===============  ===============


  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998         1997
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $        160        810           443
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before tax -
            Unrealized appreciation (depreciation) on
               Investments arising during period:
                 Unrealized (depreciation) appreciation
                     on investments                                                  (7,100)       616           472
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   depreciation (appreciation)                                        3,308       (398)         (108)
                 Adjustment to PVFP attributable to
                   unrealized depreciation (appreciation)                               872          6          (198)
                                                                                 ------------  ------------ ------------

                       Total unrealized (depreciation) appreciation on
                          investments arising during period                          (2,920)       224           166
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized losses (gains) included in net income:
               Adjustment for losses (gains) included in
                 net realized (losses) gains on sales
                 of investments                                                         452       (178)         (158)
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                            (211)       115            36
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                   (55)        (2)           67
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for losses (gains)
                          included in net income                                        186        (65)          (55)
                                                                                 ------------  ------------ ------------

        Other comprehensive (loss) income, before related income tax
            (benefits) expense                                                       (3,106)       289           221

        Related income tax (benefit) expense                                         (1,087)       101            77
                                                                                 ------------  ------------ ------------

                       Other comprehensive (loss) income, net of tax                 (2,019)       188           144
                                                                                 ------------  ------------ ------------

                       Comprehensive (loss) income                             $     (1,859)       998           587
                                                                                 ============  ============ ============


  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                          1999        1998       1997
                                                                                        ----------  ---------  ---------
                                                                                                (IN THOUSANDS)
        Statements of income:
            Operating income (excluding realized investment gains)                    $      179       215        250
            Realized investment gains                                                         15        62         55
                                                                                        ----------- ---------  ---------

                 Income tax expense included in the statements of
                   income                                                                    194       277        305

        Shareholder's equity - change in deferred federal income taxes
            related to unrealized (depreciation) appreciation on securities               (1,087)      101         77
                                                                                        ----------- ---------  ---------

                 Total income tax (benefit) expense                                   $     (893)      378        382
                                                                                        =========== =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                                1999                  1998                 1997
                                                        --------------------  --------------------  --------------------
                                                                                (IN THOUSANDS)
        Computed expected tax expense                 $   124       35.0%    $  380       35.0%    $  262       35.0%
        Dividends received deduction - separate
            account                                      (115)     (32.5)      (150)     (13.9)        --         --
        Amortization of intangible assets                  39       11.0         39        3.6         39        5.2
        Valuation allowance for permanent
            impairments                                   173       48.9         --         --         --        --
        Other                                             (27)      (7.6)         8        0.8          4        0.5
                                                        --------  ----------  --------  ----------  --------  ----------
                   Total                              $   194       54.8%    $  277       25.5%    $  305       40.7%
                                                        ========  ==========  ========  ==========  ========  ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 are as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                         $       569          624
            Liability for commission on recaptures                                                    60          120
            Policy reserves                                                                        2,678        2,477
            DAC "Proxy Tax"                                                                        1,383        1,252
            Permanent impairments                                                                    173           --
            Unrealized depreciation in investments                                                   908           --
            Other deferred tax assets                                                                165         (359)
                                                                                               ------------ ------------

                   Total deferred tax assets                                                       5,936        4,114
            Valuation allowance                                                                     (173)           --
                                                                                               ------------ ------------
                   Total deferred tax assets, net of valuation allowance                           5,763        4,114
                                                                                               ------------ ------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                                    --          179
            PVFP                                                                                     226          150
            Deferred acquisition costs                                                             4,305        3,200
                                                                                               ------------ ------------

                   Total deferred tax liabilities                                                  4,531        3,529
                                                                                               ------------ ------------

                   Net deferred tax asset                                                    $     1,232          585
                                                                                               ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 100% valuation allowance against the deferred tax asset related to the permanent impairments.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 by the Company were $2,496,782, $1,587,833, and $396,806, respectively.



  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Statutory capital and surplus                                                        $     9,826       10,411
        Reconciling items:
            Statutory asset valuation reserve                                                        827        1,078
            Statutory interest maintenance reserve                                                   187          190
            GAAP investment adjustments to fair value                                             (6,122)       1,430
            GAAP deferred policy acquisition costs                                                15,093        9,142
            GAAP basis policy reserves                                                            (4,480)      (4,670)
            GAAP deferred federal income taxes (net)                                               1,232          585
            GAAP guarantee assessment adjustment                                                  (1,100)      (1,000)
            GAAP goodwill                                                                          1,631        1,813
            GAAP present value of future profits                                                   1,740          854
            GAAP future purchase price payable                                                      (172)        (342)
            GAAP investment valuation reserves                                                       (40)         (10)
            Other                                                                                      8            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    18,630       19,489
                                                                                               ============ ============


        Statutory net loss for the years ended December 31, 1999, 1998, and 1997 was $1,478,513, $142,046, and $461,118, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 2000 will be $702,615, which is 10% of the Company's December 31, 1999 statutory surplus of $7,026,153.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's Total Adjusted Capital and Authorized Control Level RBC were $10,653,128 and $1,705,480, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.1 million in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $8,000, $33,505, and $460,167 in guaranty fund assessment in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(11)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent new business.

APPENDIX A
ILLUSTRATION OF POLICY VALUES



In order to show you how the Policy works, we created some hypothetical examples. We chose two males ages 55 and 70 and a husband and wife age 65. Our hypothetical insureds are in good health which means the Policy would be issued with standard rates. The initial premium was $10,000 and is 100% of the Maximum Premium Limit.

There are three illustrations -- all of which are based on the above. We also assumed that the underlying investment portfolio had gross rates of return of 0%, 6%, 12%. This means that the underlying investment portfolio would earn these rates of return before the deduction of the advisory fee and operating expenses. When these costs are taken into account, the net annual investment return rates (net of an average of .86% for these charges) are approximately -.86%, 5.14% and 11.14%.

It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Account Value, Cash Surrender Value and the net death benefit. The net death benefit is the death benefit minus any outstanding loans and loan interest accrued. We used the charges we described in the Expenses Section of the Prospectus. These charges are:

(1) mortality and expense risk charge equal to an annual rate of 0.90% of the Account Value in the investment portfolios for the first ten years and 0.50% annually after that;

(2) an administrative charge equal to an annual rate of 0.40% of the Account Value;

(3) a tax expense charge equal to an annual rate of 0.40% of the Account Value for the first 10 years;

(4) any surrender charges or deferred premium tax charge which may be applicable in determining the Cash Surrender Values; and

(5)  the policy maintenance charge.

We also deducted for the cost of insurance based on both the current charges and the guaranteed charges.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how $10,000 grows if it was invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed insured's age, risk classification, Face Amount, the proposed initial premium, and reflecting both the current cost of insurance and the guaranteed cost of insurance.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                               SINGLE LIFE OPTION
                     MALE, ISSUE AGE 55, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $27,290
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash            Net                           Cash             Net
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1             10,500            9,654              8,788         27,290          9,528           8,674          27,290
      2             11,025            9,319              8,508         27,290          9,044           8,260          27,290
      3             11,576            8,994              8,237         27,290          8,548           7,832          27,290
      4             12,155            8,680              8,089         27,290          8,036           7,493          27,290
      5             12,763            8,375              7,902         27,290          7,506           7,087          27,290

      6             13,401            8,081              7,717         27,290          6,954           6,646          27,290
      7             14,071            7,795              7,533         27,290          6,375           6,166          27,290
      8             14,775            7,519              7,351         27,290          5,763           5,639          27,290
      9             15,513            7,251              7,170         27,290          5,111           5,057          27,290
     10             16,289            6,992              6,992         27,290          4,413           4,413          27,290

     15             20,789            6,055              6,055         27,290             51              51          27,290
     20             26,533            5,224              5,224         27,290              0               0               0
     25             33,864            4,488              4,488         27,290              0               0               0
     30             43,219            3,835              3,835         27,290              0               0               0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                               SINGLE LIFE OPTION
                     MALE, ISSUE AGE 55, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $27,290
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------


                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500          10,235            9,335         27,290         10,110               9,210           27,290
      2            11,025          10,476            9,601         27,290         10,206               9,331           27,290
      3            11,576          10,724            9,874         27,290         10,289               9,439           27,290
      4            12,155          10,978           10,288         27,290         10,355               9,665           27,290
      5            12,763          11,238           10,663         27,290         10,403               9,828           27,290

      6            13,401          11,506           11,046         27,290         10,430               9,970           27,290
      7            14,071          11,781           11,436         27,290         10,431              10,086           27,290
      8            14,775          12,063           11,833         27,290         10,401              10,171           27,290
      9            15,513          12,353           12,238         27,290         10,336              10,221           27,290
     10            16,289          12,650           12,650         27,290         10,229              10,229           27,290

     15            20,789          14,845           14,845         27,290          9,300               9,300           27,290
     20            26,533          17,449           17,449         27,290          5,800               5,800           27,290
     25            33,864          20,538           20,538         27,290              0                   0                0
     30            43,219          24,202           24,202         27,290              0                   0                0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                               SINGLE LIFE OPTION
                     MALE, ISSUE AGE 55, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $27,290
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------
                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500          10,816            9,916         27,290         10,691               9,791           27,290
      2            11,025          11,701           10,826         27,290         11,437              10,562           27,290
      3            11,576          12,661           11,811         27,290         12,244              11,394           27,290
      4            12,155          13,702           13,012         27,290         13,118              12,428           27,290
      5            12,763          14,831           14,256         27,290         14,068              13,493           27,290

      6            13,401          16,055           15,595         27,290         15,103              14,643           27,290
      7            14,071          17,384           17,039         27,290         16,232              15,887           27,290
      8            14,775          18,824           18,594         27,290         17,469              17,239           27,290
      9            15,513          20,387           20,272         27,290         18,826              18,711           27,290
     10            16,289          22,083           22,083         27,290         20,324              20,324           27,290

     15            20,789          34,449           34,449         39,960         31,610              31,610           36,667
     20            26,533          53,968           53,968         57,746         49,478              49,478           52,942
     25            33,864          85,356           85,356         89,623         78,254              78,254           82,167
     30            43,219         133,694          133,694        140,378        122,449             122,449          128,571



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                               SINGLE LIFE OPTION
                     MALE, ISSUE AGE 70, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $17,020
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------
                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500           9,654            8,788         17,020          9,420               8,577           17,020
      2            11,025           9,319            8,508         17,020          8,799               8,038           17,020
      3            11,576           8,994            8,237         17,020          8,125               7,448           17,020
      4            12,155           8,680            8,089         17,020          7,385               6,892           17,020
      5            12,763           8,375            7,902         17,020          6,565               6,205           17,020

      6            13,401           8,081            7,717         17,020          5,648               5,406           17,020
      7            14,071           7,795            7,533         17,020          4,614               4,471           17,020
      8            14,775           7,519            7,351         17,020          3,441               3,375           17,020
      9            15,513           7,251            7,170         17,020          2,102               2,086           17,020
     10            16,289           6,992            6,992         17,020            558                 558           17,020

     15            20,789           6,055            6,055         17,020              0                   0                0
     20            26,533           5,224            5,224         17,020              0                   0                0
     25            33,864           4,488            4,488         17,020              0                   0                0
     30            43,219           3,835            3,835         17,020              0                   0                0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                               SINGLE LIFE OPTION
                     MALE, ISSUE AGE 70, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $17,020
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------
                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500          10,235            9,335         17,020         10,007               9,107           17,020
      2            11,025          10,476            9,601         17,020          9,984               9,111           17,020
      3            11,576          10,724            9,874         17,020          9,926               9,083           17,020
      4            12,155          10,978           10,288         17,020          9,823               9,146           17,020
      5            12,763          11,238           10,663         17,020          9,668               9,113           17,020

      6            13,401          11,506           11,046         17,020          9,449               9,016           17,020
      7            14,071          11,781           11,436         17,020          9,155               8,841           17,020
      8            14,775          12,063           11,833         17,020          8,771               8,572           17,020
      9            15,513          12,353           12,238         17,020          8,280               8,187           17,020
     10            16,289          12,650           12,650         17,020          7,655               7,655           17,020

     15            20,789          14,845           14,845         17,020          1,024               1,024           17,020
     20            26,533          17,449           17,449         18,321              0                   0                0
     25            33,864          20,626           20,626         20,832              0                   0                0
     30            43,219          24,463           24,463         24,707              0                   0                0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                               SINGLE LIFE OPTION
                     MALE, ISSUE AGE 70, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $17,020
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------
                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500          10,816            9,916         17,020         10,594               9,694           17,020
      2            11,025          11,701           10,826         17,020         11,242              10,367           17,020
      3            11,576          12,661           11,811         17,020         11,956              11,106           17,020
      4            12,155          13,702           13,012         17,020         12,749              12,059           17,020
      5            12,763          14,831           14,256         17,020         13,640              13,065           17,020

      6            13,401          16,063           15,603         17,020         14,654              14,194           17,020
      7            14,071          17,440           17,095         18,312         15,825              15,480           17,020
      8            14,775          18,932           18,702         19,879         17,169              16,939           18,028
      9            15,513          20,548           20,433         21,575         18,632              18,517           19,563
     10            16,289          22,295           22,295         23,410         20,213              20,213           21,224

     15            20,789          34,741           34,741         36,478         31,448              31,448           33,021
     20            26,533          54,121           54,121         56,827         48,265              48,265           50,678
     25            33,864          84,909           84,909         85,758         75,002              75,002           75,752
     30            43,219         133,492          133,492        134,827        117,392             117,392          118,566



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                JOINT LIFE OPTION
          MALE, ISSUE AGE 65, FEMALE, ISSUE AGE 65, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $28,020
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------
                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500           9,710            8,838         28,020          9,710               8,838           28,020
      2            11,025           9,410            8,591         28,020          9,410               8,591           28,020
      3            11,576           9,114            8,346         28,020          9,097               8,330           28,020
      4            12,155           8,827            8,225         28,020          8,766               8,169           28,020
      5            12,763           8,548            8,064         28,020          8,413               7,937           28,020

      6            13,401           8,277            7,903         28,020          8,032               7,670           28,020
      7            14,071           8,014            7,743         28,020          7,614               7,359           28,020
      8            14,775           7,758            7,584         28,020          7,149               6,990           28,020
      9            15,513           7,509            7,425         28,020          6,622               6,549           28,020
     10            16,289           7,267            7,267         28,020          6,018               6,018           28,020

     15            20,789           6,411            6,411         28,020          1,256               1,256           28,020
     20            26,533           5,640            5,640         28,020              0                   0                0
     25            33,864           4,944            4,944         28,020              0                   0                0
     30            43,219           4,316            4,316         28,020              0                   0                0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                JOINT LIFE OPTION
          MALE, ISSUE AGE 65, FEMALE, ISSUE AGE 65, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $28,020
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------
                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500          10,295            9,395         28,020         10,295               9,395           28,020
      2            11,025          10,582            9,707         28,020         10,582               9,707           28,020
      3            11,576          10,871           10,021         28,020         10,860              10,010           28,020
      4            12,155          11,168           10,478         28,020         11,126              10,436           28,020
      5            12,763          11,474           10,899         28,020         11,375              10,800           28,020

      6            13,401          11,789           11,329         28,020         11,603              11,143           28,020
      7            14,071          12,114           11,769         28,020         11,804              11,459           28,020
      8            14,775          12,449           12,219         28,020         11,970              11,740           28,020
      9            15,513          12,793           12,678         28,020         12,090              11,975           28,020
     10            16,289          13,148           13,148         28,020         12,153              12,153           28,020

     15            20,789          15,711           15,711         28,020         11,678              11,678           28,020
     20            26,533          18,804           18,804         28,020          6,306               6,306           28,020
     25            33,864          22,539           22,539         28,020              0                   0                0
     30            43,219          27,047           27,047         28,020              0                   0                0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX A
ILLUSTRATION OF POLICY VALUES (continued)

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                JOINT LIFE OPTION
          MALE, ISSUE AGE 65, FEMALE, ISSUE AGE 65, STANDARD RATE CLASS
                  $10,000 SINGLE PREMIUM FACE AMOUNT OF $28,020
           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

                                             CURRENT CHARGES*                              GUARANTEED CHARGES**
                                             ----------------                              --------------------
                 Premiums
   End of       Accumulated                          Cash            Net                               Cash             Net
   Policy     at 5% Interest       Account         Surrender        Death         Account            Surrender         Death
    Year         Per Year           Value            Value         Benefit         Value               Value          Benefit
  -------     ---------------   ------------    -------------    ---------  ------------------    --------------    ---------
      1            10,500          10,879            9,979         28,020         10,879               9,979           28,020
      2            11,025          11,823           10,948         28,020         11,823              10,948           28,020
      3            11,576          12,838           11,988         28,020         12,837              11,987           28,020
      4            12,155          13,943           13,253         28,020         13,926              13,236           28,020
      5            12,763          15,146           14,571         28,020         15,097              14,522           28,020

      6            13,401          16,455           15,995         28,020         16,359              15,899           28,020
      7            14,071          17,880           17,535         28,020         17,721              17,376           28,020
      8            14,775          19,430           19,200         28,020         19,195              18,965           28,020
      9            15,513          21,118           21,003         28,020         20,796              20,681           28,020
     10            16,289          22,955           22,955         28,020         22,544              22,544           28,020

     15            20,789          36,451           36,451         38,273         35,720              35,720           37,506
     20            26,533          57,842           57,842         60,735         56,427              56,427           59,248
     25            33,864          91,958           91,958         96,556         87,775              87,775           92,164
     30            43,219         146,202          146,202        147,664        136,908             136,908          138,278



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS. THE NET DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                  [Back Cover]




                                      COVA
                             A MetLife(R) Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                                 Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496








CC-4054 (5/00)             Policy Form Series CC-1075        21-SPVL-CA (5/00)